UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

George P. Hawley, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2011 through April 30, 2012 is filed herewith.

TCW Funds Insight that works for you. TM

TCW Equity Funds TCW Allocation Funds

2012 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2012

To Our Valued Shareholders

We submit the 2012 semi-annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of April 30, 2012.

Investment Environment

Global markets continued to march higher with strong returns as the Eurozone avoided a collapse, the U.S. economy showed signs of growth and hiring, and central banks extended easy monetary policies to support economic growth. U.S. equity markets posted their strongest performance in more than a decade as signs continued to point to an easing of Europe’s debt troubles and a strengthening global economy. The S&P 500 Index returned nearly 12% year-to-date through April 30, 2012, the best return since 1998. The Dow Jones Industrial Average was up over 9%, its best since 1998. The technology heavy NASDAQ Composite Index was the strongest with returning over 17%. The Russell 1000 and 2000 Indexes also posted strong returns, up over 12% and 11%, respectively.

International equities followed the U.S. higher with many markets producing similarly strong returns year-to-date. The MSCI EAFE Index was up nearly 9% and the MSCI Emerging Markets Index was up over 13%.

The U.S. bond market posted mixed results with U.S. Treasuries the worst sector of the market, turning in slightly positive returns as yields on Treasuries rose during this period. The high yield market posted the strongest return as of April 30, 2012, up over 6%, as sustained signs of stronger economic data gave confidence that the recovery has improved. In addition, high yield new issuance broke an all-time record, another sign that investors’ appetite for higher risk debt has improved. Emerging market debt performance was just as strong as the U.S. high yield market, posting a return of over 7%. High grade corporate credit was another strong sector of the market, posting returns over 3%. International developed market bonds did not fare well as most yields on many government bonds within Europe continued to widen, albeit off the highs during the period. The Citigroup World Government Bond Non-U.S. Index was up 1%.

Commodity Research Bureau Index finished slightly over 0.2%. The standouts on the upside year-to-date were lumber, which was up over 15% and unleaded gasoline, up over 14%. On the downside, natural gas was down nearly 21% as record high supplies and warmer temperatures reduced demand. The price of oil finished above $100 a barrel which was slightly higher from year-end on stronger demand and supply concerns. Gold continued to move higher, finishing year-to-date over 6%.

Even amid stronger economic data the U.S dollar index was slightly down as of April 30, 2012. The U.S. dollar lost over 2% to the Euro and over 4% to the Japanese Yen.

Product Management and Product Developments

The TCW Enhanced Commodity Strategy Fund launched on March 31, 2011. The Fund outperformed its benchmark by 226 basis points in its first year of operation. As of April 30, 2012, the Fund had outperformed its benchmark by 207 basis points.

To Our Valued Shareholders (Continued)

The TCW Global Bond Fund launched on December 1, 2011 has had a successful year-to-date of relative outperformance. As of April 30, 2012, the Fund outperformed its benchmark by 455 basis points.

Finally, we officially announced the closure of the TCW Money Market Fund on February 28, 2012. With interest rates at unusually low levels, Money Market Funds have grown less attractive to investors. Further, our analysis is that the regulatory environment regarding Money Market Funds has tightened in recent years and is likely to tighten further. After careful review of these factors, we concluded that the best course of action was an orderly liquidation of the Fund, which occurred on May 31, 2012.

Conclusion

During these challenging times in the capital markets, the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. The TCW Funds provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board of Directors and everyone at TCW, I would like to thank you for your continued support. As always we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (800) FUND TCW (800-386-3829).

Sincerely,

Charles W. Baldiswieler

President, Chief Executive Officer and Director

TCW Funds, Inc. Performance Summary (Unaudited)	April 30, 2012

		Total Return Annualized As of April 30, 2012 (1)
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Concentrated Value Fund
I Class	$12.19	(4.29)%	(4.00)%	N/A		1.81%		11/01/04
N Class	$12.08	(5.25)%	(4.39)%	2.31%		3.37	% (2)	07/20/98	(3)

TCW Dividend Focused Fund
I Class	$11.47	1.70%	(0.91)%	N/A		4.29%		11/01/04
N Class	$11.63	1.41%	(1.19)%	5.03	% (4)	8.75	% (4)	09/19/86	(3)

TCW Emerging Markets Equities Fund
I Class	$9.06	(19.08)%	N/A	N/A		(4.02)%		12/14/09
N Class	$9.05	(19.08)%	N/A	N/A		(4.02)%		12/14/09

TCW Growth Fund
I Class	$23.38	(1.12)%	N/A	N/A		3.77%		01/02/08
N Class	$23.38	(1.08)%	N/A	N/A		3.76%		01/02/08

TCW Growth Equities Fund
I Class	$15.48	(4.52)%	5.49%	N/A		7.15%		03/01/04
N Class	$15.42	(4.53)%	5.41%	N/A		7.11%		03/01/04

TCW International Small Cap Fund
I Class	$8.05	(17.33)%	N/A	N/A		(16.26)%		02/28/11
N Class	$8.05	(17.45)%	N/A	N/A		(16.28)%		02/28/11

TCW Relative Value Large Cap Fund
I Class	$14.60	(1.22)%	(1.68)%	N/A		4.93%		01/02/04
N Class	$14.59	(1.52)%	(1.85)%	4.93	% (4)	4.48	% (4)	01/02/98	(3)

TCW Select Equities Fund
I Class	$20.27	8.57%	5.82%	6.13%		9.52	% (5)	07/01/91	(3)
N Class	$19.30	8.25%	5.53%	5.82%		3.76%		03/01/99

TCW Small Cap Growth Fund
I Class	$29.57	(11.12)%	6.87%	6.80%		9.32	% (5)	12/01/89	(3)
N Class	$28.34	(11.38)%	6.52%	6.45%		3.05%		03/01/99

TCW SMID Cap Growth Fund
I Class	$11.21	(10.18)%	N/A	N/A		7.88%		11/01/10
N Class	$11.21	(10.18)%	N/A	N/A		7.88%		11/01/10

TCW Value Opportunities Fund
I Class	$19.89	(1.50)%	(0.17)%	4.40%		10.22	% (5)	11/01/96	(3)
N Class	$19.56	(1.82)%	(0.50)%	4.06%		6.54%		11/01/00

TCW Funds, Inc. Performance Summary (Unaudited) (Continued)

		Total Return Annualized As of April 30, 2012 (1)
	NAV	1-Year	5-Year	10-Year	Since Inception	Inception Date
TCW Global Conservative Allocation Fund
I Class	$10.64	1.71%	4.63%	N/A	4.95%	11/16/06
N Class	$10.64	1.65%	4.61%	N/A	4.93%	11/16/06

TCW Global Flexible Allocation Fund
I Class	$8.26	(7.03)%	(3.21)%	N/A	(2.02)%	11/16/06
N Class	$8.25	(7.23)%	(3.25)%	N/A	(2.06)%	11/16/06

TCW Global Moderate Allocation Fund
I Class	$9.10	(2.04)%	0.83%	N/A	1.62%	11/16/06
N Class	$9.21	(2.30)%	0.65%	N/A	1.47%	11/16/06

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.
(5)	Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)

April 30, 2012

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.4% of Net Assets)
10,240	Honeywell International, Inc.	$621,158

	Air Freight & Logistics (2.3%)
9,765	C.H. Robinson Worldwide, Inc.	583,361

	Airlines (2.8%)
65,595	Delta Air Lines, Inc. (1)	718,921

	Capital Markets (6.0%)
8,095	Goldman Sachs Group, Inc. (The)	932,139
9,600	T. Rowe Price Group, Inc.	605,904

	Total Capital Markets	1,538,043

	Chemicals (11.3%)
8,435	Air Products & Chemicals, Inc.	721,108
17,944	Ecolab, Inc.	1,142,853
7,680	Praxair, Inc.	888,576
1,666	Sigma-Aldrich Corp.	118,120

	Total Chemicals	2,870,657

	Commercial Banks (4.4%)
33,792	Wells Fargo & Co.	1,129,667

	Communications Equipment (0.5%)
8,300	Research In Motion, Ltd. (1)	118,690

	Computers & Peripherals (3.2%)
475	Apple, Inc. (1)	277,514
14,155	Western Digital Corp. (1)	549,356

	Total Computers & Peripherals	826,870

	Diversified Financial Services (5.6%)
33,283	JPMorgan Chase & Co.	1,430,503

	Electrical Equipment (1.3%)
4,130	Rockwell Automation, Inc.	319,414

	Energy Equipment & Services (10.1%)
21,353	Halliburton Co.	730,700
5,800	National Oilwell Varco, Inc.	439,408
12,770	Schlumberger, Ltd.	946,768
9,100	Transocean, Ltd.	458,549

	Total Energy Equipment & Services	2,575,425

	Food & Staples Retailing (4.3%)
24,800	CVS Caremark Corp.	1,106,576

	Food Products (3.3%)
20,775	Kraft Foods, Inc.	828,299

See accompanying notes to financial statements.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Health Care Providers & Services (3.0%)
8,455	McKesson Corp.	$772,872

	Household Durables (2.7%)
9,550	Stanley Black & Decker, Inc.	698,678

	Insurance (7.6%)
16,130	ACE, Ltd. (1)	1,225,396
6	Berkshire Hathaway, Inc. (1)	724,800

	Total Insurance	1,950,196

	Life Sciences Tools & Services (7.4%)
16,700	Life Technologies Corp. (1)	774,212
19,930	Thermo Fisher Scientific, Inc. (1)	1,109,105

	Total Life Sciences Tools & Services	1,883,317

	Machinery (3.9%)
18,373	Danaher Corp.	996,184

	Multiline Retail (2.5%)
12,885	Kohl’s Corp. (1)	645,925

	Oil, Gas & Consumable Fuels (6.7%)
5,080	Apache Corp.	487,375
27,000	Denbury Resources, Inc. (1)	514,080
7,700	Occidental Petroleum Corp.	702,394

	Total Oil, Gas & Consumable Fuels	1,703,849

	Pharmaceuticals (6.1%)
5,500	Allergan, Inc.	528,000
15,600	Johnson & Johnson	1,015,404

	Total Pharmaceuticals	1,543,404

	Road & Rail (1.7%)
3,755	Union Pacific Corp.	422,212

	Total Common Stock (Cost: $23,611,844) (99.1%)	25,284,221

See accompanying notes to financial statements.

TCW Concentrated Value Fund

April 30, 2012

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $275,202) (1.1%)
$275,202	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $250,000, U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $284,588) (Total Amount to be Received Upon Repurchase $275,202)	$275,202

	Total Investments (Cost: $23,887,046) (100.2%)	25,559,423
	Liabilities in Excess of Other Assets (–0.2%)	(50,395)

	Net Assets (100.0%)	$25,509,028

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	2.3
Airlines	2.8
Capital Markets	6.0
Chemicals	11.3
Commercial Banks	4.4
Communications Equipment	0.5
Computers & Peripherals	3.2
Diversified Financial Services	5.6
Electrical Equipment	1.3
Energy Equipment & Services	10.1
Food & Staples Retailing	4.3
Food Products	3.3
Health Care Providers & Services	3.0
Household Durables	2.7
Insurance	7.6
Life Sciences Tools & Services	7.4
Machinery	3.9
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.1
Road & Rail	1.7
Short-Term Investments	1.1

Total	100.2%

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)

April 30, 2012

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.1% of Net Assets)
292,600	Honeywell International, Inc.	$17,749,116
587,600	Textron, Inc.	15,653,664

	Total Aerospace & Defense	33,402,780

	Beverages (1.2%)
113,700	PepsiCo, Inc.	7,504,200

	Capital Markets (4.5%)
247,695	Ameriprise Financial, Inc.	13,427,546
350,600	State Street Corp.	16,204,732

	Total Capital Markets	29,632,278

	Chemicals (2.5%)
308,900	Du Pont (E.I.) de Nemours & Co.	16,513,794

	Commercial Services & Supplies (0.7%)
132,900	Avery Dennison Corp.	4,250,142

	Communications Equipment (1.2%)
382,400	Cisco Systems, Inc.	7,705,360

	Computers & Peripherals (3.0%)
430,100	Dell, Inc. (1)	7,040,737
417,700	Seagate Technology PLC	12,848,452

	Total Computers & Peripherals	19,889,189

	Consumer Finance (1.9%)
203,605	American Express Co.	12,259,057

	Containers & Packaging (1.8%)
392,700	Packaging Corp. of America	11,462,913

	Diversified Financial Services (4.9%)
311,300	Citigroup, Inc.	10,285,352
505,400	JPMorgan Chase & Co.	21,722,092

	Total Diversified Financial Services	32,007,444

	Diversified Telecommunication Services (4.6%)
498,200	AT&T, Inc.	16,395,762
1,217,054	Windstream Corp.	13,679,687

	Total Diversified Telecommunication Services	30,075,449

	Electric Utilities (2.0%)
341,400	American Electric Power Co., Inc.	13,259,976

	Electronic Equipment, Instruments & Components (2.3%)
411,300	TE Connectivity, Ltd.	14,995,998

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Energy Equipment & Services (5.1%)
240,800	Baker Hughes, Inc.	$10,621,688
298,700	Ensco International PLC (SP ADR) (United Kingdom)	16,323,955
390,500	Nabors Industries, Ltd. (1)	6,501,825

	Total Energy Equipment & Services	33,447,468

	Food Products (4.3%)
238,400	Campbell Soup Co.	8,065,072
497,500	Kraft Foods, Inc.	19,835,325

	Total Food Products	27,900,397

	Health Care Equipment & Supplies (2.0%)
164,950	Medtronic, Inc.	6,301,090
110,000	Teleflex, Inc.	6,893,700

	Total Health Care Equipment & Supplies	13,194,790

	Household Durables (1.7%)
402,771	Lennar Corp.	11,172,868

	Household Products (2.2%)
186,000	Kimberly-Clark Corp.	14,595,420

	Industrial Conglomerates (5.2%)
924,750	General Electric Co.	18,106,605
278,700	Tyco International, Ltd.	15,643,431

	Total Industrial Conglomerates	33,750,036

	Insurance (4.4%)
286,400	Allstate Corp. (The)	9,545,712
301,400	Travelers Cos., Inc. (The)	19,386,048

	Total Insurance	28,931,760

	Life Sciences Tools & Services (1.3%)
152,800	Thermo Fisher Scientific, Inc.	8,503,320

	Media (6.0%)
240,600	CBS Corp. — Class B	8,024,010
480,650	Comcast Corp.	14,578,114
836,400	Regal Entertainment Group	11,383,404
136,300	Time Warner, Inc.	5,105,798

	Total Media	39,091,326

	Metals & Mining (1.9%)
510,900	Alcoa, Inc.	4,971,057
114,800	Cliffs Natural Resources, Inc.	7,147,448

	Total Metals & Mining	12,118,505

See accompanying notes to financial statements.

TCW Dividend Focused Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (6.1%)
217,400	Chevron Corp.	$23,166,144
128,200	Devon Energy Corp.	8,954,770
317,800	Valero Energy Corp.	7,849,660

	Total Oil, Gas & Consumable Fuels	39,970,574

	Paper & Forest Products (0.8%)
153,600	MeadWestvaco Corp.	4,887,552

	Pharmaceuticals (5.6%)
155,600	Johnson & Johnson	10,128,004
1,168,400	Pfizer, Inc.	26,791,412

	Total Pharmaceuticals	36,919,416

	REIT (1.7%)
588,100	Kimco Realty Corp.	11,415,021

	Semiconductors & Semiconductor Equipment (4.1%)
667,300	Intel Corp.	18,951,320
229,600	Microchip Technology, Inc.	8,114,064

	Total Semiconductors & Semiconductor Equipment	27,065,384

	Software (2.8%)
236,200	Activision Blizzard, Inc.	3,039,894
318,200	CA, Inc.	8,406,844
418,200	Symantec Corp. (1)	6,908,664

	Total Software	18,355,402

	Specialty Retail (6.7%)
250,900	Foot Locker, Inc.	7,675,031
493,000	Gap, Inc. (The)	14,050,500
424,800	Home Depot, Inc. (The)	22,000,392

	Total Specialty Retail	43,725,923

	Thrifts & Mortgage Finance (1.5%)
716,800	New York Community Bancorp, Inc.	9,669,632

	Total Common Stock (Cost: $575,485,018) (99.1%)	647,673,374

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $6,625,265) (1.0%)
$6,625,265	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $5,940,000, U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $6,761,811) (Total Amount to be Received Upon Repurchase $6,625,267)	$6,625,265

	Total Investments (Cost: $582,110,283) (100.1%)	654,298,639
	Liabilities in Excess of Other Assets (–0.1%)	(427,333)

	Net Assets (100.0%)	$653,871,306

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	5.1%
Beverages	1.2
Capital Markets	4.5
Chemicals	2.5
Commercial Services & Supplies	0.7
Communications Equipment	1.2
Computers & Peripherals	3.0
Consumer Finance	1.9
Containers & Packaging	1.8
Diversified Financial Services	4.9
Diversified Telecommunication Services	4.6
Electric Utilities	2.0
Electronic Equipment, Instruments & Components	2.3
Energy Equipment & Services	5.1
Food Products	4.3
Health Care Equipment & Supplies	2.0
Household Durables	1.7
Household Products	2.2
Industrial Conglomerates	5.2
Insurance	4.4
Life Sciences Tools & Services	1.3
Media	6.0
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	6.1
Paper & Forest Products	0.8
Pharmaceuticals	5.6
REIT	1.7
Semiconductors & Semiconductor Equipment	4.1
Software	2.8
Specialty Retail	6.7
Thrifts & Mortgage Finance	1.5
Short Term	1.0

Total	100.1%

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Equity Securities	Value

	Common Stock
	Argentina (1.8% of Net Assets)
12,053	Arcos Dorados Holdings, Inc.	$215,387
6,320	YPF S.A. (SP ADR)	92,146

	Total Argentina (Cost: $427,803)	307,533

	Australia (Cost: $37,383) (0.2%)
6,000	Medusa Mining, Ltd. (1)	35,662

	Brazil (6.2%)
10,561	Banco Bradesco S.A. (ADR)	169,293
8,330	Banco do Brasil S.A.	103,046
12,590	Banco Santander Brasil S.A. (2)	102,641
20,430	Brasil Brokers Participacoes S.A.	69,881
23,000	Brookfield Incorporacoes S.A.	60,572
30,260	Magazine Luiza S.A. (3)	180,657
24,500	Marfrig Alimentos S.A.	134,829
10,866	Petroleo Brasileiro S.A. (SP ADR)	240,791

	Total Brazil (Cost: $1,296,055)	1,061,710

	Burkina Faso (Cost: $105,883) (0.4%)
15,000	SEMAFO, Inc.	76,226

	Chile (1.7%)
4,250	Antofagasta PLC (1)	81,842
3,282	Royal Gold, Inc.	203,352

	Total Chile (Cost: $320,505)	285,194

	China (19.7%)
17,580	7 Days Group Holdings, Ltd. (ADR) (3)	224,145
25,583	Anhui Conch Cement Co., Ltd. — Class H (1)(3)	85,103
1,873	Baidu.com, Inc. (SP ADR) (3)	248,547
136,000	China Coal Energy Co., Ltd. — Class H (1)(3)	155,378
266,000	China Construction Bank Corp. — Class H (1)	206,769
79,150	China Life Insurance Co., Ltd. — Class H (1)(3)	210,740
4,625	China Lodging Group, Ltd. (SP ADR)(3)	58,876
43,700	China Mengniu Dairy Co., Ltd. (1)	134,815
4,890	China Mobile, Ltd. (SP ADR)	270,613
63,624	China National Building Material Co., Ltd. — Class H (1)(3)	85,269
7,950	China Unicom (Hong Kong), Ltd. (ADR)	138,171
1,086	CNOOC, Ltd. (ADR)	229,852
75,126	Dongfang Electric Corp., Ltd. (1)(3)	203,660
44,500	Evergrande Real Estate Group, Ltd. (1)	25,547
16,210	Hengan International Group Co., Ltd. (1)	171,702
305,000	Industrial and Commercial Bank of China, Ltd. — Class H (1)	202,261
1,370	PetroChina Co., Ltd. (ADR)	203,883
148,714	Shanghai Electric Group Co., Ltd. (1)(3)	74,455

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

April 30, 2012

Number of Shares	Equity Securities	Value

	China (Continued)
20,900	Shimao Property Holdings, Ltd. (1)	$27,400
1,323	SINA Corp. (3)	77,409
5,665	Tencent Holdings, Ltd. (1)	177,368
48,000	Tingyi (Cayman Islands) Holding Corp. (1)	127,845
15,000	Wynn Macau, Ltd. (1)	47,947

	Total China (Cost: $3,535,040)	3,387,755

	Congo (Cost: $143,136) (1.0%)
38,778	Banro Corp. (3)	164,871

	Hungary (1.2%)
54,300	Magyar Telekom Telecommunications PLC (1)	136,593
4,415	OTP Bank PLC (1)	77,394

	Total Hungary (Cost: $199,351)	213,987

	India (2.7%)
4,615	Axis Bank, Ltd. (1)	96,561
30,400	Bharat Heavy Electricals, Ltd. (1)	128,930
712	Cognizant Technology Solutions Corp. (3)	52,204
2,225	ICICI Bank, Ltd. (SP ADR)	75,405
1,245	Infosys, Ltd. (SP ADR)	58,951
5,200	Sun Pharmaceutical Industries, Ltd. (1)	59,671

	Total India (Cost: $544,769)	471,722

	Indonesia (1.7%)
160,980	Bank Rakyat Indonesia Tbk PT (1)	115,895
2,923	Telekomunik Indonesia Tbk PT (SP ADR)	105,842
21,113	United Tractors Tbk PT (1)	67,728

	Total Indonesia (Cost: $255,979)	289,465

	Kazakhstan (1.4%)
12,310	Eurasian Natural Resources Corp. PLC (1)	112,214
45,864	Kazkommertsbank (Reg. S) (GDR) (3)(4)	130,713

	Total Kazakhstan (Cost: $433,792)	242,927

	Mali (Cost: $131,351) (0.7%)
1,420	Randgold Resources, Ltd. (ADR)	126,593

	Mexico (1.4%)
3,413	America Movil, S.A.B. de C.V. — Series L (ADR)	90,957
34,000	Corporacion GEO S.A.B. de C.V. — Series B (3)	45,417
4,000	Grupo Televisa S.A.B. de C.V. (SP ADR)	87,880
141,230	Sare Holding S.A.B. de C.V. — Class B (3)	15,504

	Total Mexico (Cost: $259,405)	239,758

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value

	Mongolia (Cost: $183,963) (0.8%)
176,583	Mongolian Mining Corp. (1)(3)	$141,865

	Mozambique (Cost: $107,027) (0.8%)
171,995	Kenmare Resources PLC (1)(3)	141,523

	Peru (Cost: $90,502) (0.5%)
2,800	Southern Copper Corp.	92,064

	Russia (3.6%)
579	Eurasia Drilling Co., Ltd. (Reg. S) (GDR) (4)	16,501
4,134	M Video OJSC (1)	37,096
22,470	Mobile TeleSystems OJSC (1)	178,325
30,295	Rosneft Oil Co. OJSC (Reg. S) (GDR) (3)(4)	216,155
2,820	Vozrozhdenie Bank (1)	53,171
13,989	VTB Bank OJSC (Reg. S) (GDR) (3)(4)	58,628
2,208	Yandex N.V. (3)	52,374

	Total Russia (Cost: $621,821)	612,250

	Sierra Leone (Cost: $75,373) (0.5%)
10,508	African Minerals, Ltd. (1)(3)	88,458

	Singapore (Cost: $127,849) (0.8%)
97,473	Genting Singapore PLC (1)(3)	135,816

	South Africa (3.0%)
10,000	MTN Group, Ltd. (1)	174,878
2,880	Naspers, Ltd. — N Shares (1)	173,770
1,560	Sasol, Ltd. (1)	74,169
6,000	Standard Bank Group, Ltd. (1)	88,634

	Total South Africa (Cost: $482,042)	511,451

	South Korea (14.0%)
1,317	Hynix Semiconductor, Inc. (1)(3)	32,461
1,010	Hyundai Glovis Co., Ltd. (1)(3)	197,268
345	Hyundai Heavy Industries Co., Ltd. (1)	85,732
1,133	Hyundai Mobis (1)(3)	306,326
2,200	KB Financial Group, Inc. (ADR) (3)	74,646
2,156	Kia Motors Corp. (1)	158,205
353	LG Chem, Ltd. (1)	88,237
1,815	Samsung C&T Corp. (1)	122,784
920	Samsung Electro-Mechanics Co., Ltd. (1)	88,501
782	Samsung Electronics Co., Ltd. (1)	957,138
370	Samsung Engineering Co., Ltd. (1)	70,050
2,000	SFA Engineering Corp. (1)	94,894
4,129	Shinhan Financial Group Co., Ltd. (1)(3)	143,302

	Total South Korea (Cost: $2,027,490)	2,419,544

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

April 30, 2012

Number of Shares	Equity Securities	Value

	Switzerland (Cost: $149,037) (1.0%)
3,305	Transocean, Ltd.	$166,539

	Taiwan (5.6%)
50,000	Cathay Financial Holding Co., Ltd. (1)	52,564
7,240	Chunghwa Telecom Co., Ltd. (ADR)	224,295
89,626	Hon Hai Precision Industry Co., Ltd. (Foxconn) (1)(3)	281,800
139,750	Taiwan Semiconductor Manufacturing Co., Ltd. (1)	413,050

	Total Taiwan (Cost: $918,267)	971,709

	Thailand (4.8%)
33,955	Bangkok Bank Public Co., Ltd. (Foreign Registered Shares) (1)	213,689
8,163	Banpu Public Co., Ltd. (NVDR) (1)	147,398
35,576	Kasikornbank Public Co., Ltd. (NVDR) (1)	188,523
49,372	PTT Exploration & Production Public Co., Ltd. (1)	284,487

	Total Thailand (Cost: $635,482)	834,097

	Turkey (2.6%)
7,550	Tupras-Turkiye Petrol Rafinerileri A.S. (1)	158,092
41,300	Turk Telekomunikasyon A.S. (1)	180,947
8,600	Turkcell Iletisim Hizmetleri A.S. (ADR) (3)	106,296

	Total Turkey (Cost: $469,490)	445,335

	United States (6.0%)
12,200	iShares MSCI Emerging Markets Index Fund (ETF)	514,840
12,300	Vanguard MSCI Emerging Markets (ETF)	523,119

	Total United States (Cost: $1,020,325)	1,037,959

	Yemen (Cost: $66,491) (0.4%)
35,884	Calvalley Petroleum, Inc. (3)	61,753

	Zambia (Cost: $64,377) (0.4%)
2,900	First Quantum Minerals, Ltd.	60,240

	Total Common Stock (Cost: $14,729,988) (84.9%)	14,624,006

	Preferred Stock
	Brazil (3.6%)
12,700	Itau Unibanco Holding S.A., 0.65% (ADR)	199,263
20,900	Itausa - Investimentos Itau S.A., 0.70%	99,338
22,180	Lojas Americanas S.A., 0.40%	208,518
5,501	Vale S.A., 3.10% (ADR)	118,987

	Total Brazil (Cost: $705,615)	626,106

	Russia (Cost: $74,980) (0.5%)
36,420	Sberbank of Russia, 3.89% (1)	85,057

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value

	South Korea (1.9%)
2,385	Hyundai Motor Co., 2.58% (1)	$156,822
240	Samsung Electronics Co., Ltd. 0.75% (1)	171,040

	Total South Korea (Cost: $284,526)	327,862

	Total Preferred Stock (Cost: $1,065,121) (6.0%)	1,039,025

	Rights
	Brazil (Cost: $0) (0.0%)
253	Itausa — Investimentos Itau S.A., Strike Price BRL 8.5, Expires 05/31/12 (3)	74

	Total Rights (Cost: $0) (0.0%)	74

	Total Equity Securities (Cost: $15,795,109) (90.9%)	15,663,105

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $781,982) (4.6%)
$781,982	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $705,000, U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $802,538) (Total Amount to be Received Upon Repurchase $781,982)	781,982

	Total Investments (Cost: $16,577,091) (95.5%)	16,445,087
	Excess of Other Assets over Liabilities (4.5%)	778,946

	Total Net Assets (100.0%)	$17,224,033

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF -	Exchange Traded Fund.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR -	Non-Voting Depositary Receipt.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).
(2)	Position is in units. Each unit represents 55 Common Shares and 50 Preference Shares.
(3)	Non-income producing security.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2012, the value of these securities amounted to $421,997 or 2.5% of net assets.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Air Freight & Logistics	1.1%
Auto Components	1.8
Automobiles	1.8
Chemicals	0.5
Commercial Banks	14.4
Construction & Engineering	0.4
Construction Materials	1.0
Diversified Telecommunication Services	4.6
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	1.1
Exchange-Traded Fund (ETF)	6.0
Food Products	2.3
Hotels, Restaurants & Leisure	4.0
Household Durables	0.8
Insurance	1.5
Internet Software & Services	3.2
IT Services	0.6
Machinery	0.9
Media	1.5
Metals & Mining	8.3
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	10.9
Personal Products	1.0
Pharmaceuticals	0.3
Real Estate Management & Development	0.8
Semiconductors & Semiconductor Equipment	9.2
Specialty Retail	0.2
Trading Companies & Distributors	0.7
Wireless Telecommunication Services	4.7
Short-Term Investments	4.6

Total	95.5%

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.7% of Net Assets)
5,995	Honeywell International, Inc.	$363,657
2,045	Precision Castparts Corp.	360,677
605	TransDigm Group, Inc. (1)	76,302

	Total Aerospace & Defense	800,636

	Air Freight & Logistics (1.9%)
5,600	C.H. Robinson Worldwide, Inc.	334,544
5,775	Expeditors International of Washington, Inc.	231,000

	Total Air Freight & Logistics	565,544

	Auto Components (1.1%)
4,140	BorgWarner, Inc. (1)	327,226

	Beverages (1.1%)
4,160	Coca-Cola Co. (The)	317,491

	Biotechnology (2.9%)
8,517	Chelsea Therapeutics International, Ltd. (1)	18,056
20,280	Dendreon Corp. (1)	236,262
31,425	Human Genome Sciences, Inc. (1)	462,262
2,739	Ironwood Pharmaceuticals, Inc. (1)	36,182
1,856	Theravance, Inc. (1)	40,164
1,715	Vertex Pharmaceuticals, Inc. (1)	65,993

	Total Biotechnology	858,919

	Capital Markets (2.8%)
14,780	Charles Schwab Corp. (The)	211,354
3,056	Stifel Financial Corp. (1)	111,300
7,880	T. Rowe Price Group, Inc.	497,346

	Total Capital Markets	820,000

	Chemicals (2.5%)
6,350	Praxair, Inc.	734,695

	Commercial Banks (0.7%)
3,240	SVB Financial Group (1)	207,652

	Communications Equipment (5.5%)
10,350	Aruba Networks, Inc. (1)	218,592
1,815	F5 Networks, Inc. (1)	243,083
17,775	QUALCOMM, Inc.	1,134,756

	Total Communications Equipment	1,596,431

	Computers & Peripherals (6.5%)
2,897	Apple, Inc. (1)	1,692,543
7,768	Fusion-io, Inc. (1)	199,249

	Total Computers & Peripherals	1,891,792

See accompanying notes to financial statements.

TCW Growth Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Consumer Finance (1.0%)
10,690	Green Dot Corp. (1)	$282,109

	Electronic Equipment, Instruments & Components (0.8%)
1,682	Cognex Corp.	67,701
725	IPG Photonics Corp. (1)	35,090
2,866	Universal Display Corp. (1)	128,884

	Total Electronic Equipment, Instruments & Components	231,675

	Energy Equipment & Services (6.0%)
1,039	Core Laboratories N.V. (Netherlands)	142,322
12,972	FMC Technologies, Inc. (1)	609,684
593	Forum Energy Technologies, Inc. (1)	13,710
2,476	Lufkin Industries, Inc.	190,256
7,850	Oceaneering International, Inc. (1)	405,295
25	OYO Geospace Corp. (1)	2,881
5,415	Schlumberger, Ltd.	401,468

	Total Energy Equipment & Services	1,765,616

	Food & Staples Retailing (4.1%)
6,040	Costco Wholesale Corp.	532,547
10,110	CVS Caremark Corp.	451,108
4,281	United Natural Foods, Inc. (1)	211,011

	Total Food & Staples Retailing	1,194,666

	Food Products (1.4%)
1,070	Green Mountain Coffee Roasters, Inc. (1)	52,162
4,310	Mead Johnson Nutrition Co.	368,764

	Total Food Products	420,926

	Health Care Equipment & Supplies (2.9%)
8,412	DexCom, Inc. (1)	82,353
9,229	Endologix, Inc. (1)	138,250
477	HeartWare International, Inc. (1)	37,187
420	Intuitive Surgical, Inc. (1)	242,844
3,720	NxStage Medical, Inc. (1)	63,240
2,835	Varian Medical Systems, Inc. (1)	179,796
3,877	Volcano Corp. (1)	105,261

	Total Health Care Equipment & Supplies	848,931

	Health Care Technology (1.6%)
5,925	Cerner Corp. (1)	480,458

	Hotels, Restaurants & Leisure (1.7%)
5,878	7 Days Group Holdings, Ltd. (ADR) (China) (1)	74,945
9,211	Ctrip.com International, Ltd. (ADR) (China) (1)	199,602
915	Peet’s Coffee & Tea, Inc. (1)	70,290

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (Continued)
2,591	Starwood Hotels & Resorts Worldwide, Inc.	$153,387

	Total Hotels, Restaurants & Leisure	498,224

	Household Durables (0.8%)
4,979	Harman International Industries, Inc. (1)	246,859

	Household Products (1.0%)
3,060	Colgate-Palmolive Co.	302,756

	Insurance (2.2%)
5,190	ACE, Ltd.	394,284
11,485	Progressive Corp. (The)	244,631

	Total Insurance	638,915

	Internet & Catalog Retail (3.2%)
1,515	Amazon.com, Inc. (1)	351,329
605	Priceline.com, Inc. (1)	460,296
3,500	TripAdvisor, Inc. (1)	131,285

	Total Internet & Catalog Retail	942,910

	Internet Software & Services (3.9%)
1,815	Baidu.com, Inc. (SP ADR) (China) (1)	240,850
1,285	Google, Inc. (1)	777,721
920	LinkedIn Corp. (1)	99,774
590	SINA Corp. (1)	34,521

	Total Internet Software & Services	1,152,866

	IT Services (2.3%)
4,490	Cognizant Technology Solutions Corp. (1)	329,207
2,680	Visa, Inc.	329,586

	Total IT Services	658,793

	Life Sciences Tools & Services (2.8%)
1,800	Fluidigm Corp. (1)	28,098
1,605	Illumina, Inc. (1)	71,471
15,670	Life Technologies Corp. (1)	726,461

	Total Life Sciences Tools & Services	826,030

	Machinery (2.8%)
1,360	Chart Industries, Inc. (1)	103,945
2,865	Cummins, Inc.	331,853
5,610	Danaher Corp.	304,174
1,370	Robbins & Myers, Inc.	66,733

	Total Machinery	806,705

See accompanying notes to financial statements.

TCW Growth Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Metals & Mining (2.1%)
5,375	Allegheny Technologies, Inc.	$230,803
2,305	Cliffs Natural Resources, Inc.	143,509
7,850	Silver Wheaton Corp.	239,660

	Total Metals & Mining	613,972

	Multiline Retail (1.1%)
5,330	Target Corp.	308,820

	Oil, Gas & Consumable Fuels (3.8%)
3,765	Carrizo Oil & Gas, Inc. (1)	105,571
20,610	Denbury Resources, Inc. (1)	392,414
3,857	Midstates Petroleum Co., Inc. (1)	62,946
4,555	Occidental Petroleum Corp.	415,507
1,350	Rosetta Resources, Inc. (1)	67,865
1,295	Whiting Petroleum Corp. (1)	74,074

	Total Oil, Gas & Consumable Fuels	1,118,377

	Pharmaceuticals (4.2%)
8,811	Allergan, Inc.	845,856
3,745	Impax Laboratories, Inc. (1)	92,239
3,030	MAP Pharmaceuticals, Inc. (1)	38,845
7,061	Mylan, Inc. (1)	153,294
2,175	Salix Pharmaceuticals, Ltd. (1)	107,445

	Total Pharmaceuticals	1,237,679

	REIT (1.9%)
8,675	American Tower Corp.	568,907

	Road & Rail (3.2%)
1,820	Genesee & Wyoming, Inc. (1)	98,116
6,930	J.B. Hunt Transport Services, Inc.	383,437
1,250	Kansas City Southern (1)	96,275
3,155	Union Pacific Corp.	354,748

	Total Road & Rail	932,576

	Semiconductors & Semiconductor Equipment (3.4%)
14,570	ARM Holdings PLC (SP ADR) (United Kingdom)	369,058
10,245	Avago Technologies, Ltd. (1)	353,247
9,145	Cavium, Inc. (1)	267,583

	Total Semiconductors & Semiconductor Equipment	989,888

	Software (6.1%)
2,646	ANSYS, Inc. (1)	177,467
3,145	Informatica Corp. (1)	144,733
5,150	QLIK Technologies, Inc. (1)	148,372
5,302	Salesforce.com, Inc. (1)	825,680

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Software (Continued)
1,168	Splunk, Inc. (1)	$39,654
1,414	Ultimate Software Group, Inc. (The) (1)	109,104
3,180	VMware, Inc. (1)	355,270

	Total Software	1,800,280

	Specialty Retail (1.7%)
7,132	Abercrombie & Fitch Co.	357,812
4,210	CarMax, Inc. (1)	129,963
337	Teavana Holdings, Inc. (1)	7,040

	Total Specialty Retail	494,815

	Textiles, Apparel & Luxury Goods (1.2%)
1,750	Deckers Outdoor Corp. (1)	89,268
1,050	Fossil, Inc. (1)	137,203
3,809	Gildan Activewear, Inc. (1)	109,623

	Total Textiles, Apparel & Luxury Goods	336,094

	Tobacco (1.5%)
4,830	Philip Morris International, Inc.	432,333

	Trading Companies & Distributors (1.4%)
7,505	Fastenal Co.	351,384
875	MSC Industrial Direct Co., Inc.	64,496

	Total Trading Companies & Distributors	415,880

	Total Common Stock (Cost: $25,360,738) (97.8%)	28,668,446

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $710,592) (2.4%)
$710,592	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $640,000, U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $728,545) (Total Amount to be Received Upon Repurchase $710,592)	710,592

	Total Investments (Cost: $26,071,330) (100.2%)	29,379,038
	Liabilities in Excess of Other Assets (–0.2%)	(72,028)

	Net Assets (100.0%)	$29,307,010

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	1.9
Auto Components	1.1
Beverages	1.1
Biotechnology	2.9
Capital Markets	2.8
Chemicals	2.5
Commercial Banks	0.7
Communications Equipment	5.5
Computers & Peripherals	6.5
Consumer Finance	1.0
Electronic Equipment, Instruments & Components	0.8
Energy Equipment & Services	6.0
Food & Staples Retailing	4.1
Food Products	1.4
Health Care Equipment & Supplies	2.9
Health Care Technology	1.6
Hotels, Restaurants & Leisure	1.7
Household Durables	0.8
Household Products	1.0
Insurance	2.2
Internet & Catalog Retail	3.2
Internet Software & Services	3.9
IT Services	2.3
Life Sciences Tools & Services	2.8
Machinery	2.8
Metals & Mining	2.1
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	4.2
REIT	1.9
Road & Rail	3.2
Semiconductors & Semiconductor Equipment	3.4
Software	6.1
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	1.2
Tobacco	1.5
Trading Companies & Distributors	1.4
Short-Term Investments	2.4

Total	100.2%

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (0.8% of Net Assets)
31,785	Aerovironment, Inc. (1)	$773,011

	Air Freight & Logistics (3.3%)
26,900	C.H. Robinson Worldwide, Inc.	1,607,006
44,300	Expeditors International of Washington, Inc.	1,772,000

	Total Air Freight & Logistics	3,379,006

	Auto Components (2.1%)
27,500	BorgWarner, Inc. (1)	2,173,600

	Biotechnology (5.6%)
88,100	Dendreon Corp. (1)	1,026,365
214,794	Human Genome Sciences, Inc. (1)	3,159,620
42,300	Ironwood Pharmaceuticals, Inc. (1)	558,783
24,500	Vertex Pharmaceuticals, Inc. (1)	942,760

	Total Biotechnology	5,687,528

	Capital Markets (2.3%)
36,600	T. Rowe Price Group, Inc.	2,310,009

	Chemicals (2.0%)
10,321	CF Industries Holdings, Inc.	1,992,572

	Communications Equipment (3.6%)
70,830	Aruba Networks, Inc. (1)	1,495,930
16,300	F5 Networks, Inc. (1)	2,183,059

	Total Communications Equipment	3,678,989

	Computers & Peripherals (1.2%)
46,592	Fusion-io, Inc. (1)	1,195,085

	Consumer Finance (1.8%)
69,700	Green Dot Corp. (1)	1,839,383

	Electrical Equipment (1.9%)
25,300	Rockwell Automation, Inc.	1,956,702

	Electronic Equipment, Instruments & Components (0.6%)
13,100	Universal Display Corp. (1)	589,107

	Energy Equipment & Services (12.0%)
30,500	Core Laboratories N.V. (Netherlands)	4,177,890
51,400	FMC Technologies, Inc. (1)	2,415,800
35,946	Lufkin Industries, Inc.	2,762,091
56,200	Oceaneering International, Inc. (1)	2,901,606

	Total Energy Equipment & Services	12,257,387

	Food & Staples Retailing (0.5%)
6,562	Pricesmart, Inc.	541,627

See accompanying notes to financial statements.

TCW Growth Equities Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Food Products (1.6%)
34,500	Green Mountain Coffee Roasters, Inc. (1)	$1,681,875

	Health Care Equipment & Supplies (4.6%)
6,400	Intuitive Surgical, Inc. (1)	3,700,480
37,622	Volcano Corp. (1)	1,021,437

	Total Health Care Equipment & Supplies	4,721,917

	Health Care Technology (2.4%)
34,471	athenahealth, Inc. (1)	2,497,424

	Hotels, Restaurants & Leisure (3.5%)
101,700	Arcos Dorados Holdings, Inc.	1,817,379
82,014	Ctrip.com International, Ltd. (ADR) (China) (1)	1,777,243

	Total Hotels, Restaurants & Leisure	3,594,622

	Household Durables (2.0%)
40,646	Harman International Industries, Inc. (1)	2,015,229

	Insurance (2.7%)
36,500	ACE, Ltd. (1)	2,772,905

	Internet & Catalog Retail (1.7%)
45,450	TripAdvisor, Inc. (1)	1,704,830

	Internet Software & Services (5.9%)
14,700	Baidu.com, Inc. (SP ADR) (China) (1)	1,950,690
13,700	LinkedIn Corp. (1)	1,485,765
15,400	SINA Corp. (1)	901,054
69,940	Youku.com, Inc. (SP ADR) (China) (1)	1,681,358

	Total Internet Software & Services	6,018,867

	Metals & Mining (3.6%)
49,842	Allegheny Technologies, Inc.	2,140,215
24,900	Cliffs Natural Resources, Inc.	1,550,274

	Total Metals & Mining	3,690,489

	Pharmaceuticals (2.1%)
99,200	Mylan, Inc. (1)	2,153,632

	Professional Services (4.4%)
20,300	IHS, Inc. (1)	2,051,721
82,500	Robert Half International, Inc.	2,458,500

	Total Professional Services	4,510,221

	Semiconductors & Semiconductor Equipment (5.2%)
83,345	ARM Holdings PLC (SP ADR) (United Kingdom)	2,111,129
36,800	Avago Technologies, Ltd.	1,268,864
64,789	Cavium, Inc. (1)	1,895,726

	Total Semiconductors & Semiconductor Equipment	5,275,719

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Software (8.4%)
80,838	QLIK Technologies, Inc. (1)	$2,328,943
23,650	Salesforce.com, Inc. (1)	3,683,014
15,802	Splunk, Inc. (1)	536,478
18,396	VMware, Inc. (1)	2,055,201

	Total Software	8,603,636

	Specialty Retail (5.3%)
70,500	CarMax, Inc. (1)	2,176,335
44,800	Dick’s Sporting Goods, Inc. (1)	2,266,880
32,762	Rue21, Inc. (1)	994,327

	Total Specialty Retail	5,437,542

	Textiles, Apparel & Luxury Goods (5.0%)
15,400	Fossil, Inc. (1)	2,012,318
68,400	Gildan Activewear, Inc. (1)	1,968,552
23,800	Michael Kors Holdings, Ltd. (1)	1,086,946

	Total Textiles, Apparel & Luxury Goods	5,067,816

	Trading Companies & Distributors (3.3%)
41,200	Fastenal Co.	1,928,984
19,300	MSC Industrial Direct Co., Inc.	1,422,603

	Total Trading Companies & Distributors	3,351,587

	Total Common Stock (Cost: $81,472,361) (99.4%)	101,472,317

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $838,261) (0.8%)
$838,261	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $755,000 U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $859,456) (Total Amount to be Received Upon Repurchase $838,261)	838,261

	Total Investments (Cost: $82,310,622) (100.2%)	102,310,578
	Liabilities in Excess of Other Assets (–0.2%)	(248,973)

	Net Assets (100.0%)	$102,061,605

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	0.8%
Air Freight & Logistics	3.3
Auto Components	2.1
Biotechnology	5.6
Capital Markets	2.3
Chemicals	2.0
Communications Equipment	3.6
Computers & Peripherals	1.2
Consumer Finance	1.8
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	12.0
Food & Staples Retailing	0.5
Food Products	1.6
Health Care Equipment & Supplies	4.6
Health Care Technology	2.4
Hotels, Restaurants & Leisure	3.5
Household Durables	2.0
Insurance	2.7
Internet & Catalog Retail	1.7
Internet Software & Services	5.9
Metals & Mining	3.6
Pharmaceuticals	2.1
Professional Services	4.4
Semiconductors & Semiconductor Equipment	5.2
Software	8.4
Specialty Retail	5.3
Textiles, Apparel & Luxury Goods	5.0
Trading Companies & Distributors	3.3
Short-Term Investments	0.8

Total	100.2%

See accompanying notes to financial statements.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Australia (4.9% of Net Assets)
120,000	carsales.com, Ltd. (1)	$715,362
200,000	PanAust, Ltd. (1)(2)	670,359
400,000	Resource Generation, Ltd. (1)(2)	161,810

	Total Australia (Cost: $1,416,813)	1,547,531

	Brazil (7.6%)
45,000	BR Properties S.A. (2)	558,324
125,000	Brasil Brokers Participacoes S.A.	427,563
45,000	Brasil Insurance Participacoes e Administracao S.A.	492,223
30,000	CETIP S.A. — Balcao Organizado de Ativos e Derivativos	462,241
55,000	Qualicorp S.A. (2)	478,976

	Total Brazil (Cost: $2,500,110)	2,419,327

	Burkina Faso (Cost: $540,172) (1.7%)
110,000	SEMAFO, Inc.	558,992

	Canada (18.8%)
500,000	Africa Hydrocarbons, Inc. (2)	75,922
30,000	Alaris Royalty Corp.	575,492
200,000	CGX Energy, Inc. (2)	163,993
70,000	Continental Gold, Ltd. (2)	522,245
3,500,000	Ivernia, Inc. (2)	407,451
200,000	Loncor Resources, Inc. (2)	240,927
120,000	Lundin Mining Corp. (2)	583,084
1,100,000	Madalena Ventures, Inc. (2)	590,171
250,000	Mawson Resources, Ltd. (2)(3)	369,489
50,000	Parex Resources, Inc. (2)	273,827
150,000	Resverlogix Corp. (2)	236,878
400,000	Sandstorm Gold, Ltd. (2)	728,856
933,500	Sandstorm Metals & Energy, Ltd. (2)	359,093
1,200,000	Shamaran Petroleum Corp. (2)	267,247
200,000	Uranium One, Inc. (2)	581,060

	Total Canada (Cost: $7,311,791)	5,975,735

	Chile (Cost: $500,658) (1.6%)
8,000	Royal Gold, Inc.	495,680

	China (7.8%)
9,000	51job, Inc. (ADR) (2)	546,480
500,000	China ZhengTong Auto Services Holdings, Ltd. (1)(2)	490,851
4,000,000	Credit China Holdings, Ltd. (1)(2)	516,255
70,000	E-House China Holdings, Ltd. (ADR)	519,400
150,000	Luk Fook Holdings International, Ltd. (1)	425,070

	Total China (Cost: $2,670,460)	2,498,056

See accompanying notes to financial statements.

TCW International Small Cap Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Congo (Cost: $663,205) (2.7%)
200,000	Banro Corp. (2)	$850,331

	Germany (Cost: $578,537) (2.1%)
17,000	CTS Eventim AG (1)	663,778

	India (6.7%)
500,000	City Union Bank, Ltd. (1)	463,523
24,000	CRISIL, Ltd. (1)	472,288
35,000	Cummins India, Ltd. (1)	320,343
600,000	Development Credit Bank, Ltd. (1)(2)	520,312
70,000	Oberoi Realty, Ltd.	358,634

	Total India (Cost: $2,137,557)	2,135,100

	Iraq (Cost: $372,249) (1.5%)
125,000	Gulf Keystone Petroleum, Ltd. (1)(2)	483,047

	Italy (Cost: $501,311) (1.3%)
30,000	Yoox SpA (1)(2)	429,302

	Japan (22.8%)
22,500	Acom Co., Ltd. (1)(2)	483,794
150	CyberAgent, Inc. (1)	461,967
11,000	Don Quijote Co., Ltd. (1)	403,480
50	Dr Ci:Labo Co., Ltd. (1)	232,326
4,250	Fidec Corp. (1)(2)	592,048
16,000	Kakaku.com, Inc. (1)	497,543
4,029	Kenedix, Inc. (1)(2)	724,853
3,000	Monex Group, Inc. (1)	595,789
60,000	Monotaro Co., Ltd. (1)	1,070,868
75,000	Seria Co., Ltd. (1)	1,127,300
225,000	Seven Bank, Ltd. (1)	555,919
400,000	Shinsei Bank, Ltd. (1)	516,177

	Total Japan (Cost: $6,306,365)	7,262,064

	Mongolia (2.9%)
50,000	Blue Wolf Mongolia Holdings Corp. (2)	508,000
500,000	Mongolian Mining Corp. (1)(2)	401,694

	Total Mongolia (Cost: $1,080,259)	909,694

	Norway (4.9%)
125,000	Opera Software ASA (1)	807,764
20,000	Schibsted ASA (1)	763,548

	Total Norway (Cost: $1,151,596)	1,571,312

	Russia (Cost: $556,260) (1.6%)
125,000	Vostok Nafta Investment, Ltd. (SDR) (1)(2)	495,657

See accompanying notes to financial statements.

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Sierra Leone (Cost: $819,797) (2.6%)
100,000	African Minerals, Ltd. (1)(2)	$841,819

	United Kingdom (4.5%)
30,000	Coastal Energy Co. (2)	493,496
50,000	Hargreaves Lansdown PLC (1)	427,208
50,000	PayPoint PLC	518,922

	Total United Kingdom (Cost: $1,190,745)	1,439,626

	Yemen (Cost: $922,824) (2.2%)
400,000	Calvalley Petroleum, Inc. (2)	688,364

	Total Common Stock (Cost: $31,220,709) (98.2%)	31,265,415

Contracts	Purchased Options
	Currency Options (1.1%)
30,000	JPY Put, Expires 11/20/14, Strike Price JPY100.00	42,902
20,000	JPY Put, Expires 11/26/14, Strike Price JPY100.00	28,892
100,000	JPY Put, Expires 12/04/14, Strike Price JPY100.00	146,380
100,000	JPY Put, Expires 02/20/15, Strike Price JPY115.00	64,765
100,000	JPY Put, Expires 02/25/15, Strike Price JPY115.00	65,348

	Total Purchased Options (Cost: $532,600) (1.1%)	348,287

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $57,504) (0.2%)
$57,504	State Street Bank & Trust Company, 0.01% due 05/01/12 (collateralized by $55,000 U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $62,609) (Total Amount to be Received Upon Repurchase $57,504)	57,504

	Total Investments (Cost: $31,810,813) (99.5%)	31,671,206
	Excess of Other Assets over Liabilities (0.5%)	172,211

	Total Net Assets (100.0%)	$31,843,417

Notes to the Schedule of Investments:

JPY -	Japanese Yen.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SDR -	Swedish Depository Receipt
(1)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).
(2)	Non-income producing security.
(3)	Denominated in U.S. dollar.

See accompanying notes to financial statements.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Biotechnology	0.8%
Capital Markets	6.5
Commercial Banks	6.4
Commercial Services & Supplies	1.6
Consumer Finance	3.1
Diversified Financial Services	5.0
Insurance	1.5
Internet & Catalog Retail	1.3
Internet Software & Services	6.4
Machinery	1.0
Media	5.9
Metals & Mining	22.5
Multiline Retail	4.8
Oil, Gas & Consumable Fuels	13.1
Personal Products	0.7
Professional Services	3.2
Real Estate Management & Development	8.1
Specialty Retail	2.9
Trading Companies & Distributors	3.4
Purchased Options	1.1
Short-Term Investment	0.2

Total	99.5%

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.8% of Net Assets)
325,409	Honeywell International, Inc.	$19,739,310
804,100	Textron, Inc.	21,421,224

	Total Aerospace & Defense	41,160,534

	Auto Components (1.3%)
613,860	Dana Holding Corp. (1)	8,974,633

	Beverages (1.2%)
126,900	PepsiCo, Inc.	8,375,400

	Capital Markets (4.9%)
295,100	Ameriprise Financial, Inc.	15,997,371
401,400	State Street Corp.	18,552,708

	Total Capital Markets	34,550,079

	Communications Equipment (1.9%)
673,200	Cisco Systems, Inc.	13,564,980

	Computers & Peripherals (2.6%)
1,148,600	Dell, Inc. (1)	18,802,582

	Consumer Finance (2.7%)
318,550	American Express Co.	19,179,895

	Diversified Financial Services (4.7%)
331,000	Citigroup, Inc.	10,936,240
529,718	JPMorgan Chase & Co.	22,767,280

	Total Diversified Financial Services	33,703,520

	Diversified Telecommunication Services (2.2%)
472,800	AT&T, Inc.	15,559,848

	Electric Utilities (1.8%)
330,450	American Electric Power Co., Inc.	12,834,678

	Electronic Equipment, Instruments & Components (2.2%)
426,275	TE Connectivity, Ltd.	15,541,986

	Energy Equipment & Services (6.1%)
291,800	Baker Hughes, Inc.	12,871,298
318,200	Ensco International PLC (SP ADR ) (United Kingdom)	17,389,630
419,600	Nabors Industries, Ltd. (1)	6,986,340
425,600	Weatherford International, Ltd. (1)	6,073,312

	Total Energy Equipment & Services	43,320,580

	Food Products (2.9%)
520,700	Kraft Foods, Inc.	20,760,309

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (3.0%)
694,380	Hologic, Inc. (1)	$13,276,546
210,100	Medtronic, Inc.	8,025,820

	Total Health Care Equipment & Supplies	21,302,366

	Health Care Providers & Services (0.8%)
1,043,850	Tenet Healthcare Corp. (1)	5,417,582

	Household Durables (2.2%)
573,163	Lennar Corp.	15,899,542

	Household Products (3.3%)
138,400	Energizer Holdings, Inc. (1)	9,872,072
175,150	Kimberly-Clark Corp.	13,744,020

	Total Household Products	23,616,092

	Independent Power Producers & Energy Traders (1.5%)
863,700	AES Corporation (The) (1)	10,813,524

	Industrial Conglomerates (5.4%)
985,600	General Electric Co.	19,298,048
333,625	Tyco International, Ltd.	18,726,371

	Total Industrial Conglomerates	38,024,419

	Insurance (2.9%)
317,400	Travelers Cos., Inc. (The)	20,415,168

	Internet Software & Services (0.7%)
308,800	Yahoo!, Inc. (1)	4,798,752

	Life Sciences Tools & Services (0.9%)
111,900	Thermo Fisher Scientific, Inc. (1)	6,227,235

	Machinery (1.8%)
550,500	Terex Corp. (1)	12,463,320

	Media (5.6%)
338,100	CBS Corp. — Class B	11,275,635
680,100	Comcast Corp.	20,627,433
204,316	Time Warner, Inc.	7,653,677

	Total Media	39,556,745

	Metals & Mining (1.8%)
586,000	Alcoa, Inc.	5,701,780
114,000	Cliffs Natural Resources, Inc.	7,097,640

	Total Metals & Mining	12,799,420

	Oil, Gas & Consumable Fuels (6.2%)
221,000	Chevron Corp.	23,549,760

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (Continued)
167,200	Devon Energy Corp.	$11,678,920
360,100	Valero Energy Corp.	8,894,470

	Total Oil, Gas & Consumable Fuels	44,123,150

	Paper & Forest Products (0.9%)
203,800	MeadWestvaco Corp.	6,484,916

	Pharmaceuticals (6.3%)
133,800	Johnson & Johnson	8,709,042
501,000	Mylan, Inc. (1)	10,876,710
1,079,400	Pfizer, Inc.	24,750,642

	Total Pharmaceuticals	44,336,394

	Semiconductors & Semiconductor Equipment (3.6%)
695,800	Intel Corp.	19,760,720
139,900	Lam Research Corp. (1)	5,826,835

	Total Semiconductors & Semiconductor Equipment	25,587,555

	Software (2.7%)
321,300	CA, Inc.	8,488,746
636,000	Symantec Corp. (1)	10,506,720

	Total Software	18,995,466

	Specialty Retail (5.5%)
531,120	Gap, Inc. (The)	15,136,920
458,700	Home Depot, Inc. (The)	23,756,073

	Total Specialty Retail	38,892,993

	Total Common Stock (Cost: $620,770,494) (95.4%)	676,083,663

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $29,503,983) (4.2%)
$29,503,983	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $26,440,000 U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $30,098,027) (Total Amount to be Received Upon Repurchase $29,503,991)	29,503,983

	Total Investments (Cost: $650,274,477) (99.6%)	705,587,646
	Excess of Other Assets over Liabilities (0.4%)	2,730,564

	Net Assets (100.0%)	$708,318,210

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	5.8%
Auto Components	1.3
Beverages	1.2
Capital Markets	4.9
Communications Equipment	1.9
Computers & Peripherals	2.6
Consumer Finance	2.7
Diversified Financial Services	4.7
Diversified Telecommunication Services	2.2
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	6.1
Food Products	2.9
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	0.8
Household Durables	2.2
Household Products	3.3
Independent Power Producers & Energy Traders	1.5
Industrial Conglomerates	5.4
Insurance	2.9
Internet Software & Services	0.7
Life Sciences Tools & Services	0.9
Machinery	1.8
Media	5.6
Metals & Mining	1.8
Oil, Gas & Consumable Fuels	6.2
Paper & Forest Products	0.9
Pharmaceuticals	6.3
Semiconductors & Semiconductor Equipment	3.6
Software	2.7
Specialty Retail	5.5
Short-Term Investments	4.2

Total	99.6%

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.1% of Net Assets)
167,360	Precision Castparts Corp.	$29,517,283

	Air Freight & Logistics (4.8%)
444,224	C.H. Robinson Worldwide, Inc.	26,537,942
468,411	Expeditors International of Washington, Inc.	18,736,440

	Total Air Freight & Logistics	45,274,382

	Capital Markets (1.8%)
1,183,450	Charles Schwab Corp. (The)	16,923,335

	Chemicals (3.2%)
263,000	Praxair, Inc.	30,429,100

	Communications Equipment (5.7%)
840,983	QUALCOMM, Inc.	53,688,355

	Computers & Peripherals (7.8%)
125,870	Apple, Inc. (1)	73,538,289

	Energy Equipment & Services (8.6%)
498,323	FMC Technologies, Inc. (1)	23,421,181
484,430	Oceaneering International, Inc. (1)	25,011,121
445,416	Schlumberger, Ltd.	33,023,142

	Total Energy Equipment & Services	81,455,444

	Food & Staples Retailing (2.1%)
221,424	Costco Wholesale Corp.	19,522,954

	Food Products (3.2%)
348,300	Mead Johnson Nutrition Co.	29,800,548

	Health Care Equipment & Supplies (3.3%)
29,834	Intuitive Surgical, Inc. (1)	17,250,019
225,277	Varian Medical Systems, Inc. (1)	14,287,067

	Total Health Care Equipment & Supplies	31,537,086

	Health Care Technology (3.8%)
438,966	Cerner Corp. (1)	35,595,753

	Insurance (3.4%)
427,500	ACE, Ltd.	32,477,175

	Internet & Catalog Retail (7.0%)
123,635	Amazon.com, Inc. (1)	28,670,956
49,000	Priceline.com, Inc. (1)	37,280,180

	Total Internet & Catalog Retail	65,951,136

	Internet Software & Services (5.6%)
145,375	Baidu.com, Inc. (SP ADR) (China) (1)	19,291,262

See accompanying notes to financial statements.

TCW Select Equities Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Internet Software & Services (Continued)
55,429	Google, Inc. (1)	$33,547,294

	Total Internet Software & Services	52,838,556

	IT Services (5.6%)
359,871	Cognizant Technology Solutions Corp. (1)	26,385,742
218,406	Visa, Inc.	26,859,570

	Total IT Services	53,245,312

	Life Sciences Tools & Services (2.7%)
538,609	Life Technologies Corp. (1)	24,969,913

	Metals & Mining (2.1%)
651,500	Silver Wheaton Corp.	19,890,295

	Oil, Gas & Consumable Fuels (3.6%)
372,400	Occidental Petroleum Corp.	33,970,328

	Pharmaceuticals (3.6%)
348,975	Allergan, Inc.	33,501,600

	REIT (4.9%)
702,132	American Tower Corp.	46,045,817

	Semiconductors & Semiconductor Equipment (2.1%)
777,325	ARM Holdings PLC (SP ADR) (United Kingdom)	19,689,642

	Software (6.6%)
218,937	Salesforce.com, Inc. (1)	34,095,059
253,760	VMware, Inc. (1)	28,350,067

	Total Software	62,445,126

	Trading Companies & Distributors (2.2%)
449,082	Fastenal Co.	21,026,019

	Total Common Stock (Cost: $627,746,605) (96.8%)	913,333,448

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $36,877,417) (3.9%)
$36,877,417	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $29,590,000 U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $37,616,288) (Total Amount to be Received Upon Repurchase $36,877,427)	$36,877,417

	Total Investments (Cost: $664,624,022) (100.7%)	950,210,865
	Liabilities in Excess of Other Assets (–0.7%)	(6,372,834)

	Net Assets (100.0%)	$943,838,031

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Air Freight & Logistics	4.8
Capital Markets	1.8
Chemicals	3.2
Communications Equipment	5.7
Computers & Peripherals	7.8
Energy Equipment & Services	8.6
Food & Staples Retailing	2.1
Food Products	3.2
Health Care Equipment & Supplies	3.3
Health Care Technology	3.8
Insurance	3.4
Internet & Catalog Retail	7.0
Internet Software & Services	5.6
IT Services	5.6
Life Sciences Tools & Services	2.7
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	3.6
Pharmaceuticals	3.6
REIT	4.9
Semiconductors & Semiconductor Equipment	2.1
Software	6.6
Trading Companies & Distributors	2.2
Short-Term Investments	3.9

Total	100.7%

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Biotechnology (5.5% of Net Assets)
997,406	ArQule, Inc. (1)	$7,031,712
488,835	AVEO Pharmaceuticals, Inc. (1)	5,621,603
2,006,512	Chelsea Therapeutics International, Ltd. (1)	4,253,805
2,578,214	Human Genome Sciences, Inc. (1)	37,925,528
488,300	Ironwood Pharmaceuticals, Inc. (1)	6,450,443
326,466	Theravance, Inc. (1)	7,064,724

	Total Biotechnology	68,347,815

	Capital Markets (1.3%)
405,456	Greenhill & Co., Inc.	15,751,966

	Chemicals (0.8%)
388,099	Kraton Performance Polymers, Inc. (1)	10,090,574

	Commercial Banks (2.9%)
572,570	SVB Financial Group (1)	36,696,011

	Communications Equipment (4.1%)
1,840,749	Aruba Networks, Inc. (1)	38,876,619
519,430	Ixia (1)	6,544,818
271,694	Procera Networks, Inc. (1)	5,640,367

	Total Communications Equipment	51,061,804

	Computers & Peripherals (2.8%)
1,362,132	Fusion-io, Inc. (1)	34,938,686

	Consumer Finance (2.5%)
1,185,169	Green Dot Corp. (1)	31,276,610

	Diversified Financial Services (0.8%)
272,975	MarketAxess Holdings, Inc.	9,365,772

	Electronic Equipment, Instruments & Components (5.9%)
292,050	Cognex Corp.	11,755,012
169,400	Coherent, Inc. (1)	8,910,440
424,114	FARO Technologies, Inc. (1)	23,741,902
122,300	IPG Photonics Corp. (1)	5,919,320
507,003	Universal Display Corp. (1)	22,799,925

	Total Electronic Equipment, Instruments & Components	73,126,599

	Energy Equipment & Services (5.3%)
187,380	Core Laboratories N.V. (Netherlands)	25,667,313
104,940	Forum Energy Technologies, Inc. (1)	2,426,213
432,442	Lufkin Industries, Inc.	33,228,843
36,214	OYO Geospace Corp. (1)	4,172,577

	Total Energy Equipment & Services	65,494,946

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Food & Staples Retailing (5.3%)
347,537	Pricesmart, Inc.	$28,685,704
754,395	United Natural Foods, Inc. (1)	37,184,130

	Total Food & Staples Retailing	65,869,834

	Food Products (0.8%)
191,800	Green Mountain Coffee Roasters, Inc. (1)	9,350,250

	Health Care Equipment & Supplies (6.8%)
159,127	ABIOMED, Inc. (1)	3,871,560
1,556,149	DexCom, Inc. (1)	15,234,699
1,586,957	Endologix, Inc. (1)	23,772,616
82,995	HeartWare International, Inc. (1)	6,470,290
152,377	MAKO Surgical Corp. (1)	6,294,694
647,564	NxStage Medical, Inc. (1)	11,008,588
678,688	Volcano Corp. (1)	18,426,379

	Total Health Care Equipment & Supplies	85,078,826

	Health Care Technology (1.1%)
3,259,671	Merge Healthcare, Inc. (1)	14,016,585

	Hotels, Restaurants & Leisure (4.0%)
1,590,878	7 Days Group Holdings, Ltd. (ADR) (China)(1)	20,283,695
392,986	BJ’s Restaurants, Inc. (1)	16,973,065
163,699	Peet’s Coffee & Tea, Inc. (1)	12,575,357

	Total Hotels, Restaurants & Leisure	49,832,117

	Household Durables (3.9%)
867,527	Harman International Industries, Inc.	43,011,989
235,249	iRobot Corp. (1)	5,554,229

	Total Household Durables	48,566,218

	Internet & Catalog Retail (1.0%)
639,606	Makemytrip, Ltd. (1)	12,414,752

	Internet Software & Services (1.9%)
498,358	Cornerstone OnDemand, Inc. (1)	10,355,879
279,176	Demandware, Inc. (1)	7,607,546
370,314	SciQuest, Inc. (1)	5,499,163

	Total Internet Software & Services	23,462,588

	Life Sciences Tools & Services (1.5%)
460,191	Fluidigm Corp. (1)	7,183,582
272,400	Illumina, Inc. (1)	12,129,972

	Total Life Sciences Tools & Services	19,313,554

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Machinery (2.4%)
240,969	Chart Industries, Inc. (1)	$18,417,261
239,100	Robbins & Myers, Inc.	11,646,561

	Total Machinery	30,063,822

	Metals & Mining (3.5%)
641,152	Carpenter Technology Corp.	35,686,520
340,500	Materion Corp. (1)	8,413,755

	Total Metals & Mining	44,100,275

	Oil, Gas & Consumable Fuels (2.4%)
343,506	Approach Resources, Inc. (1)	12,324,995
681,515	Midstates Petroleum Co., Inc. (1)	11,122,325
269,600	Sanchez Energy Corp. (1)	6,535,104

	Total Oil, Gas & Consumable Fuels	29,982,424

	Pharmaceuticals (5.7%)
1,741,511	Corcept Therapeutics, Inc. (1)	6,513,251
1,289,646	Impax Laboratories, Inc. (1)	31,763,981
533,128	MAP Pharmaceuticals, Inc. (1)	6,834,701
481,385	Optimer Pharmaceuticals, Inc. (1)	7,124,498
386,823	Salix Pharmaceuticals, Ltd. (1)	19,109,056

	Total Pharmaceuticals	71,345,487

	Road & Rail (2.5%)
320,700	Genesee & Wyoming, Inc. (1)	17,288,937
180,201	Kansas City Southern (1)	13,879,081

	Total Road & Rail	31,168,018

	Semiconductors & Semiconductor Equipment (0.8%)
30,954	Cavium, Inc. (1)	905,714
273,363	Exar Corp. (1)	2,165,035
167,192	Power Integrations, Inc.	6,333,233

	Total Semiconductors & Semiconductor Equipment	9,403,982

	Software (10.4%)
292,505	Guidewire Software, Inc. (1)	7,961,986
258,219	Jive Software, Inc. (1)	6,148,194
94,834	MicroStrategy, Inc. (1)	13,255,897
746,400	Mitek Systems, Inc. (1)	4,224,624
630,800	Netscout Systems, Inc. (1)	13,051,252
238,625	Proofpoint, Inc. (1)	3,125,988
1,086,463	PROS Holdings, Inc. (1)	21,392,457
907,666	QLIK Technologies, Inc. (1)	26,149,857
201,237	Splunk, Inc. (1)	6,831,996
23,008	Synchronoss Technologies, Inc. (1)	720,150

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Software (Continued)
578,100	Take-Two Interactive Software, Inc. (1)	$8,151,210
248,731	Ultimate Software Group, Inc. (The) (1)	19,192,084

	Total Software	130,205,695

	Specialty Retail (1.0%)
233,296	Abercrombie & Fitch Co.	11,704,460
59,675	Teavana Holdings, Inc. (1)	1,246,611

	Total Specialty Retail	12,951,071

	Textiles, Apparel & Luxury Goods (5.0%)
1,592,800	Crocs, Inc. (1)	32,174,560
246,000	Deckers Outdoor Corp. (1)	12,548,460
393,286	Steven Madden, Ltd. (1)	16,993,888
45,775	Tumi Holdings, Inc. (1)	1,165,889

	Total Textiles, Apparel & Luxury Goods	62,882,797

	Trading Companies & Distributors (3.8%)
535,675	MRC Global, Inc. (1)	10,499,230
560,109	WESCO International, Inc. (1)	37,185,637

	Total Trading Companies & Distributors	47,684,867

	Total Common Stock (Cost: $1,014,004,568) (95.7%)	1,193,843,945

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $37,911,266) (3.0%)
$37,911,266	State Street Bank & Trust Company, 0.01%, due 05/01/12, (collateralized by $35,440,000, U.S. Treasury Bond, 3.50%, due 02/15/39, valued at $38,673,900) (Total Amount to be Received Upon Repurchase $37,911,276)	37,911,266

	Total Investments (Cost: $1,051,915,834) (98.7%)	1,231,755,211
	Excess of Other Assets over Liabilities (1.3%)	15,775,653

	Net Assets (100.0%)	$1,247,530,864

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Biotechnology	5.5%
Capital Markets	1.3
Chemicals	0.8
Commercial Banks	2.9
Communications Equipment	4.1
Computers & Peripherals	2.8
Consumer Finance	2.5
Diversified Financial Services	0.8
Electronic Equipment, Instruments & Components	5.9
Energy Equipment & Services	5.3
Food & Staples Retailing	5.3
Food Products	0.8
Health Care Equipment & Supplies	6.8
Health Care Technology	1.1
Hotels, Restaurants & Leisure	4.0
Household Durables	3.9
Internet & Catalog Retail	1.0
Internet Software & Services	1.9
Life Sciences Tools & Services	1.5
Machinery	2.4
Metals & Mining	3.5
Oil, Gas & Consumable Fuels	2.4
Pharmaceuticals	5.7
Road & Rail	2.5
Semiconductors & Semiconductor Equipment	0.8
Software	10.4
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	5.0
Trading Companies & Distributors	3.8
Short-Term Investments	3.0

Total	98.7%

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)

April 30, 2012

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.1% of Net Assets)
3,820	TransDigm Group, Inc. (1)	$481,778

	Biotechnology (5.3%)
53,721	Chelsea Therapeutics International, Ltd. (1)	113,889
93,730	Human Genome Sciences, Inc. (1)	1,378,768
17,271	Ironwood Pharmaceuticals, Inc. (1)	228,150
11,728	Theravance, Inc. (1)	253,794
10,855	Vertex Pharmaceuticals, Inc. (1)	417,700

	Total Biotechnology	2,392,301

	Capital Markets (3.8%)
19,252	Stifel Financial Corp. (1)	701,158
15,950	T. Rowe Price Group, Inc.	1,006,684

	Total Capital Markets	1,707,842

	Commercial Banks (2.9%)
20,495	SVB Financial Group (1)	1,313,525

	Communications Equipment (6.5%)
65,499	Aruba Networks, Inc. (1)	1,383,339
11,505	F5 Networks, Inc. (1)	1,540,865

	Total Communications Equipment	2,924,204

	Computers & Peripherals (2.8%)
49,450	Fusion-io, Inc. (1)	1,268,392

	Electronic Equipment, Instruments & Components (3.2%)
10,606	Cognex Corp.	426,891
4,615	IPG Photonics Corp. (1)	223,366
18,212	Universal Display Corp. (1)	818,994

	Total Electronic Equipment, Instruments & Components	1,469,251

	Energy Equipment & Services (6.2%)
6,570	Core Laboratories N.V. (Netherlands)	899,959
3,779	Forum Energy Technologies, Inc. (1)	87,370
15,604	Lufkin Industries, Inc.	1,199,011
11,895	Oceaneering International, Inc. (1)	614,139
153	OYO Geospace Corp. (1)	17,629

	Total Energy Equipment & Services	2,818,108

	Food & Staples Retailing (2.9%)
27,030	United Natural Foods, Inc. (1)	1,332,309

	Food Products (0.7%)
6,780	Green Mountain Coffee Roasters, Inc. (1)	330,525

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (6.0%)
53,068	DexCom, Inc. (1)	$519,536
58,231	Endologix, Inc. (1)	872,300
3,015	HeartWare International, Inc. (1)	235,049
23,560	NxStage Medical, Inc. (1)	400,520
24,704	Volcano Corp. (1)	670,714

	Total Health Care Equipment & Supplies	2,698,119

	Hotels, Restaurants & Leisure (7.0%)
37,416	7 Days Group Holdings, Ltd. (ADR) (China)(1)	477,054
58,278	Ctrip.com International, Ltd. (ADR) (China)(1)	1,262,884
5,748	Peet’s Coffee & Tea, Inc. (1)	441,562
16,390	Starwood Hotels & Resorts Worldwide, Inc.	970,288

	Total Hotels, Restaurants & Leisure	3,151,788

	Household Durables (3.4%)
31,411	Harman International Industries, Inc. (1)	1,557,357

	Internet & Catalog Retail (1.8%)
22,155	TripAdvisor, Inc. (1)	831,034

	Internet Software & Services (1.9%)
5,820	LinkedIn Corp. (1)	631,179
3,740	SINA Corp. (China)(1)	218,827

	Total Internet Software & Services	850,006

	Life Sciences Tools & Services (2.9%)
11,346	Fluidigm Corp. (1)	177,111
10,145	Illumina, Inc. (1)	451,757
14,545	Life Technologies Corp. (1)	674,306

	Total Life Sciences Tools & Services	1,303,174

	Machinery (2.4%)
8,587	Chart Industries, Inc. (1)	656,304
8,690	Robbins & Myers, Inc.	423,290

	Total Machinery	1,079,594

	Metals & Mining (5.2%)
34,000	Allegheny Technologies, Inc.	1,459,960
14,560	Cliffs Natural Resources, Inc.	906,506

	Total Metals & Mining	2,366,466

	Oil, Gas & Consumable Fuels (4.3%)
23,820	Carrizo Oil & Gas, Inc. (1)	667,913
24,334	Midstates Petroleum Co., Inc. (1)	397,131
8,520	Rosetta Resources, Inc. (1)	428,300

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (Continued)
8,180	Whiting Petroleum Corp. (1)	$467,896

	Total Oil, Gas & Consumable Fuels	1,961,240

	Pharmaceuticals (5.5%)
23,610	Impax Laboratories, Inc. (1)	581,514
19,170	MAP Pharmaceuticals, Inc. (1)	245,760
44,545	Mylan, Inc. (1)	967,072
13,765	Salix Pharmaceuticals, Ltd. (1)	679,991

	Total Pharmaceuticals	2,474,337

	Road & Rail (2.7%)
11,535	Genesee & Wyoming, Inc. (1)	621,852
7,895	Kansas City Southern (1)	608,073

	Total Road & Rail	1,229,925

	Semiconductors & Semiconductor Equipment (1.8%)
32,878	ARM Holdings PLC (SP ADR) (United Kingdom)	832,800

	Software (8.6%)
16,685	ANSYS, Inc. (1)	1,119,063
19,860	Informatica Corp. (1)	913,957
32,597	QLIK Technologies, Inc. (1)	939,120
7,196	Splunk, Inc. (1)	244,304
8,941	Ultimate Software Group, Inc. (The) (1)	689,887

	Total Software	3,906,331

	Specialty Retail (2.8%)
8,171	Abercrombie & Fitch Co.	409,939
26,625	CarMax, Inc. (1)	821,914
2,135	Teavana Holdings, Inc. (1)	44,600

	Total Specialty Retail	1,276,453

	Textiles, Apparel & Luxury Goods (4.7%)
11,065	Deckers Outdoor Corp. (1)	564,426
6,640	Fossil, Inc. (1)	867,649
24,044	Gildan Activewear, Inc. (1)	691,986

	Total Textiles, Apparel & Luxury Goods	2,124,061

	Trading Companies & Distributors (2.3%)
13,275	Fastenal Co.	621,535
5,550	MSC Industrial Direct Co., Inc.	409,091

	Total Trading Companies & Distributors	1,030,626

	Total Common Stock (Cost: $42,255,281) (98.7%)	44,711,546

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $866,818) (1.9%)
$866,818	State Street Bank & Trust Company, 0.01%, due 05/01/12 (collateralized by $780,000, U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $887,915) (Total Amount to be Received Upon Repurchase $866,818)	$866,818

	Total Investments (Cost: $43,122,099) (100.6%)	45,578,364
	Liabilities in Excess of Other Assets (–0.6%)	(286,544)

	Net Assets (100.0%)	$45,291,820

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Biotechnology	5.3
Capital Markets	3.8
Commercial Banks	2.9
Communications Equipment	6.5
Computers & Peripherals	2.8
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	6.2
Food & Staples Retailing	2.9
Food Products	0.7
Health Care Equipment & Supplies	6.0
Hotels, Restaurants & Leisure	7.0
Household Durables	3.4
Internet & Catalog Retail	1.8
Internet Software & Services	1.9
Life Sciences Tools & Services	2.9
Machinery	2.4
Metals & Mining	5.2
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	5.5
Road & Rail	2.7
Semiconductors & Semiconductor Equipment	1.8
Software	8.6
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	4.7
Trading Companies & Distributors	2.3
Short-Term Investments	1.9

Total	100.6%

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.9% of Net Assets)
97,000	Textron, Inc.	$2,584,080

	Auto Components (1.8%)
1,350	Autoliv, Inc.	84,699
153,000	Dana Holding Corp. (1)	2,236,860
6,650	Tenneco, Inc. (1)	205,019

	Total Auto Components	2,526,578

	Beverages (0.5%)
16,774	Molson Coors Brewing Co. — Class B	697,463

	Capital Markets (3.4%)
15,100	Cohen & Steers, Inc.	532,124
94,588	Invesco, Ltd.	2,349,566
137,251	Knight Capital Group, Inc. (1)	1,803,478

	Total Capital Markets	4,685,168

	Chemicals (5.1%)
44,338	Celanese Corp.	2,148,620
43,314	Cytec Industries, Inc.	2,753,471
34,858	International Flavors & Fragrances, Inc.	2,098,800

	Total Chemicals	7,000,891

	Commercial Banks (4.3%)
23,050	Boston Private Financial Holdings, Inc.	214,826
23,066	Comerica, Inc.	738,573
182,158	Fulton Financial Corp.	1,910,837
246,093	KeyCorp	1,978,588
179,238	Synovus Financial Corp.	376,400
67,742	TCF Financial Corp.	777,001

	Total Commercial Banks	5,996,225

	Commercial Services & Supplies (0.2%)
11,000	Tetra Tech, Inc. (1)	293,700

	Communications Equipment (2.7%)
436,700	Brocade Communications Systems, Inc. (1)	2,419,318
29,600	Harris Corp.	1,347,984

	Total Communications Equipment	3,767,302

	Computers & Peripherals (4.6%)
111,700	Seagate Technology PLC (Netherlands)(1)	3,435,892
75,626	Western Digital Corp. (1)	2,935,045

	Total Computers & Peripherals	6,370,937

	Construction & Engineering (1.4%)
45,003	Jacobs Engineering Group, Inc. (1)	1,972,481

See accompanying notes to financial statements.

TCW Value Opportunities Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Containers & Packaging (0.3%)
12,250	Packaging Corp. of America	$357,578

	Distributors (0.2%)
6,650	Pool Corp.	245,452

	Diversified Financial Services (0.5%)
80,650	KKR Financial Holdings LLC	732,302

	Diversified Telecommunication Services (1.1%)
133,674	Windstream Corp.	1,502,496

	Electric Utilities (1.1%)
56,194	Hawaiian Electric Industries, Inc.	1,491,389

	Electronic Equipment, Instruments & Components (2.0%)
75,296	Avnet, Inc. (1)	2,716,680

	Energy Equipment & Services (4.1%)
31,574	Ensco International PLC (SP ADR) (United Kingdom)	1,725,519
111,482	Nabors Industries, Ltd. (1)	1,856,175
107,150	Newpark Resources, Inc. (1)	681,474
97,387	Weatherford International, Ltd. (1)	1,389,713

	Total Energy Equipment & Services	5,652,881

	Food Products (1.5%)
47,800	Campbell Soup Co.	1,617,074
57,900	Dole Food Co., Inc. (1)	490,992

	Total Food Products	2,108,066

	Health Care Equipment & Supplies (1.2%)
83,542	Hologic, Inc. (1)	1,597,323

	Health Care Providers & Services (3.6%)
58,636	CIGNA Corp.	2,710,743
66,492	Coventry Health Care, Inc. (1)	1,994,095
53,396	Tenet Healthcare Corp. (1)	277,125

	Total Health Care Providers & Services	4,981,963

	Hotels, Restaurants & Leisure (2.7%)
59,332	International Speedway Corp.	1,583,571
53,724	Marriott International, Inc.	2,100,071

	Total Hotels, Restaurants & Leisure	3,683,642

	Household Durables (5.7%)
7,500	Harman International Industries, Inc.	371,850
35,900	Jarden Corp.	1,505,287
80,350	KB HOME	697,438
86,620	Lennar Corp.	2,402,839

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Household Durables (Continued)
12,855	PulteGroup, Inc. (1)	$126,493
110,365	Toll Brothers, Inc. (1)	2,803,271

	Total Household Durables	7,907,178

	Household Products (1.7%)
33,195	Energizer Holdings, Inc. (1)	2,367,799

	Independent Power Producers & Energy Traders (0.9%)
103,800	AES Corporation (The) (1)	1,299,576

	Insurance (4.9%)
58,286	Arch Capital Group, Ltd. (1)	2,289,474
41,300	MBIA, Inc. (1)	416,304
8,963	PartnerRe, Ltd.	624,004
20,800	Reinsurance Group of America, Inc.	1,209,312
60,200	Willis Group Holdings PLC	2,194,892

	Total Insurance	6,733,986

	Internet & Catalog Retail (1.0%)
32,426	Expedia, Inc.	1,382,320

	Internet Software & Services (0.5%)
77,000	Monster Worldwide, Inc. (1)	664,510

	Life Sciences Tools & Services (1.9%)
56,163	Covance, Inc. (1)	2,626,182

	Machinery (7.6%)
32,619	Dover Corp.	2,043,907
8,600	Gardner Denver, Inc.	560,204
12,069	Joy Global, Inc.	854,123
65,000	Kennametal, Inc.	2,744,950
32,145	SPX Corp.	2,468,093
78,008	Terex Corp. (1)	1,766,101

	Total Machinery	10,437,378

	Metals & Mining (4.0%)
16,250	Allegheny Technologies, Inc.	697,775
19,800	Cliffs Natural Resources, Inc.	1,232,748
129,407	Commercial Metals Co.	1,912,635
131,600	Thompson Creek Metals Co., Inc. (1)	780,388
50,000	Worthington Industries, Inc.	892,000

	Total Metals & Mining	5,515,546

	Multi-Utilities (1.4%)
17,000	Avista Corp.	449,480
17,509	Consolidated Edison, Inc.	1,040,910

See accompanying notes to financial statements.

TCW Value Opportunities Fund

April 30, 2012

Number of Shares	Common Stock	Value

	Multi-Utilities (Continued)
12,100	NorthWestern Corp.	$429,792

	Total Multi-Utilities	1,920,182

	Oil, Gas & Consumable Fuels (4.4%)
120,794	Denbury Resources, Inc. (1)	2,299,918
43,798	Murphy Oil Corp.	2,407,576
60,400	Tesoro Corp. (1)	1,404,300

	Total Oil, Gas & Consumable Fuels	6,111,794

	Pharmaceuticals (1.9%)
25,600	Hospira, Inc. (1)	899,072
80,050	Mylan, Inc. (1)	1,737,885

	Total Pharmaceuticals	2,636,957

	Real Estate Management & Development (0.6%)
10,250	Jones Lang LaSalle, Inc.	819,385

	REIT (6.9%)
11,169	Boston Properties, Inc.	1,209,044
13,476	Digital Realty Trust, Inc.	1,011,913
17,259	Health Care REIT, Inc.	977,895
23,712	Home Properties, Inc.	1,447,618
23,172	Kilroy Realty Corp.	1,099,511
111,045	Kimco Realty Corp.	2,155,383
45,313	Liberty Property Trust	1,651,659

	Total REIT	9,553,023

	Semiconductors & Semiconductor Equipment (5.8%)
66,727	Broadcom Corp. (1)	2,442,208
43,950	International Rectifier Corp. (1)	959,429
14,700	Lam Research Corp. (1)	612,255
75,576	Maxim Integrated Products, Inc.	2,235,538
8,800	Novellus Systems, Inc. (1)	411,400
80,000	Teradyne, Inc. (1)	1,376,800

	Total Semiconductors & Semiconductor Equipment	8,037,630

	Software (0.5%)
50,100	Activision Blizzard, Inc.	644,787

	Specialty Retail (6.3%)
159,905	American Eagle Outfitters, Inc.	2,879,889
23,600	ANN, Inc. (1)	653,484
8,050	Asbury Automotive Group, Inc. (1)	224,756
50,669	Foot Locker, Inc.	1,549,965
57,750	GameStop Corp. (1)	1,314,390

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Specialty Retail (Continued)
72,700	Gap, Inc. (The)	$2,071,950

	Total Specialty Retail	8,694,434

	Total Common Stock (Cost: $116,217,346) (100.2%)	138,317,264

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $398,784) (0.3%)
$398,784	State Street Bank & Trust Company, 0.01%, due 05/01/12, (collateralized by $360,000, U.S. Treasury Bond, 3.75%, due 08/15/41, valued at $409,807) (Total Amount to be Received Upon Repurchase $398,784)	398,784

	Total Investments (Cost: $116,616,130) (100.5%)	138,716,048
	Liabilities in Excess of Other Assets (–0.5%)	(636,379)

	Net Assets (100.0%)	$138,079,669

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Auto Components	1.8
Beverages	0.5
Capital Markets	3.4
Chemicals	5.1
Commercial Banks	4.3
Commercial Services & Supplies	0.2
Communications Equipment	2.7
Computers & Peripherals	4.6
Construction & Engineering	1.4
Containers & Packaging	0.3
Distributors	0.2
Diversified Financial Services	0.5
Diversified Telecommunication Services	1.1
Electric Utilities	1.1
Electronic Equipment, Instruments & Components	2.0
Energy Equipment & Services	4.1
Food Products	1.5
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	3.6
Hotels, Restaurants & Leisure	2.7
Household Durables	5.7
Household Products	1.7
Independent Power Producers & Energy Traders	0.9
Insurance	4.9
Internet & Catalog Retail	1.0
Internet Software & Services	0.5
Life Sciences Tools & Services	1.9
Machinery	7.6
Metals & Mining	4.0
Multi-Utilities	1.4
Oil, Gas & Consumable Fuels	4.4
Pharmaceuticals	1.9
REIT	6.9
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	5.8
Software	0.5
Specialty Retail	6.3
Short-Term Investments	0.3

Total	100.5%

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (57.2% of Net Assets)
534,808	TCW Money Market Fund — I Class (1)	$534,808
612,040	TCW Total Return Bond Fund — I Class (1)	6,040,836

	Total Diversified Fixed Income Funds	6,575,644

	Diversified U.S. Equity Funds (37.2%)
19,266	TCW Growth Equities Fund — I Class (1)(2)	298,234
65,181	TCW Relative Value Large Cap Fund — I Class (1)	951,641
149,621	TCW Select Equities Fund — I Class (1)(2)	3,032,812

	Total Diversified U.S. Equity Funds	4,282,687

	Exchange-Traded Fund (4.4%)
26,620	ProShares UltraShort Euro (2)	511,370

	Total Investment Companies (Cost: $10,486,765) (98.8%)	11,369,701

	Total Investments (Cost: $10,486,765) (98.8%)	11,369,701
	Excess of Other Assets over Liabilities (1.2%)	135,089

	Net Assets (100.0%)	$11,504,790

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	57.2%
Diversified U.S. Equity Funds	37.2
Exchange-Traded Funds	4.4

Total	98.8%

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified International Fixed Income Funds (3.4% of Net Assets)
6,523	TCW Emerging Markets Income Fund — I Class (1)	$57,595

	Diversified U.S. Equity Funds (47.4%)
3,542	TCW Growth Equities Fund — I Class (1)(2)	54,830
16,912	TCW Relative Value Large Cap Fund — I Class (1)	246,910
19,705	TCW Select Equities Fund — I Class (1)(2)	399,426
1,394	TCW Small Cap Growth Fund — I Class (1)(2)	41,224
2,735	TCW Value Opportunities Fund — I Class (1)	54,400

	Total Diversified U.S. Equity Funds	796,790

	Diversified U.S. Fixed Income Funds (10.1%)
2,982	Metropolitan West High Yield Bond Fund — I Class (1)	30,182
14,035	TCW Total Return Bond Fund — I Class (1)	138,526

	Total Diversified U.S. Fixed Income Funds	168,708

	Exchange-Traded Funds (34.3%)
2,210	iShares MSCI EAFE Index Fund	118,788
6,210	iShares MSCI Japan Index Fund	60,485
12,070	ProShares UltraShort Euro (2)	231,865
4,480	ProShares UltraShort MSCI Europe (2)	165,446

	Total Exchange-Traded Funds	576,584

	Total Investment Companies (Cost: 1,479,429) (95.2%)	1,599,677

	Exchange-Traded Limited Partnership (Cost: $57,846) (3.4%)
1,430	United States Oil Fund LP (2)	56,742

	Total Investments (Cost: $1,537,275) (98.6%)	1,656,419
	Excess of Other Assets over Liabilities (1.4%)	23,825

	Net Assets (100.0%)	$1,680,244

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Diversified International Fixed Income Funds	3.4%
Diversified U.S. Equity Funds	47.4
Diversified U.S. Fixed Income Funds	10.1
Exchange-Traded Funds	34.3
Exchange-Traded Limited Partnership	3.4

Total	98.6%

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (27.8% of Net Assets)
73,211	Metropolitan West High Yield Bond Fund — I Class (1)	$740,899
38,774	Metropolitan West Total Return Bond Fund — I Class (1)	411,395
214,401	TCW Total Return Bond Fund — I Class (1)	2,116,141

	Total Diversified Fixed Income Funds	3,268,435

	Diversified U.S. Equity Funds (51.9%)
49,825	TCW Growth Equities Fund — I Class (1)(2)	771,285
90,293	TCW Relative Value Large Cap Fund — I Class (1)	1,318,272
167,057	TCW Select Equities Fund — I Class (1)(2)	3,386,251
31,578	TCW Value Opportunities Fund — I Class (1)	628,077

	Total Diversified U.S. Equity Funds	6,103,885

	Exchange-Traded Funds (19.5%)
11,000	iShares MSCI Japan Index Fund	107,140
71,710	ProShares UltraShort Euro (2)	1,377,549
21,980	ProShares UltraShort MSCI Europe (2)	811,722

	Total Exchange-Traded Funds	2,296,411

	Total Investment Companies (Cost: $10,303,456) (99.2%)	11,668,731

	Total Investments (Cost: $10,303,456) (99.2%)	11,668,731
	Excess of Other Assets over Liabilities (0.8%)	96,513

	Net Assets (100.0%)	$11,765,244

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)	April 30, 2012

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	27.8%
Diversified U.S. Equity Funds	51.9
Exchange-Traded Funds	19.5

Total	99.2%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2012

	TCW Concentrated Value Fund		TCW Dividend Focused Fund	TCW Emerging Markets Equities Fund	TCW Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$25,559		$654,298	$16,445	$29,379
Foreign Currency, at Value	—		—	197 (2)	—
Receivable for Securities Sold	188		—	948	70
Receivable for Fund Shares Sold	—		491	1	—
Interest and Dividends Receivable	10		522	39	6

Total Assets	25,757		655,311	17,630	29,455

LIABILITIES
Payable for Securities Purchased	123		260	366	105
Payable for Fund Shares Redeemed	75		433	2	—
Accrued Directors’ Fees and Expenses	4		4	4	4
Accrued Compliance Expense	—	(3)	1	— (3)	—	(3)
Accrued Management Fees	12		411	1	9
Accrued Distribution Fees	—	(3)	123	2	—	(3)
Other Accrued Expenses	34		208	31	30

Total Liabilities	248		1,440	406	148

NET ASSETS	$25,509		$653,871	$17,224	$29,307

NET ASSETS CONSIST OF:
Paid-in Capital	$34,987		$866,275	$20,196	$26,827
Accumulated Net Realized Loss on Investments and Foreign Currency	(11,170)		(285,588)	(2,796)	(796)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	1,672		72,188	(133)	3,308
Undistributed Net Investment Income (Loss)	20		996	(43)	(32)

NET ASSETS	$25,509		$653,871	$17,224	$29,307

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$24,568		$66,843	$9,963	$28,557

N Class Share	$941		$587,028	$7,261	$750

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	2,016,116		5,825,680	1,099,827	1,221,191

N Class Share	77,870		50,479,183	801,993	32,070

NET ASSET VALUE PER SHARE: (5)
I Class Share	$12.19		$11.47	$9.06	$23.38

N Class Share	$12.08		$11.63	$9.05	$23.38

(1)	The identified cost for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund and the TCW Growth Fund at April 30, 2012 was $23,887, $582,110, $16,577 and $26,071, respectively.
(2)	The identified cost at April 30, 2012 was $197.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund, and the TCW Growth Fund is 2,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2012

	TCW Growth Equities Fund		TCW International Small Cap Fund	TCW Relative Value Large Cap Fund	TCW Select Equities Fund
			Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$102,311		$31,671	$705,587	$950,211
Foreign Currency, at Value	—		389 (2)	—	—
Receivable for Securities Sold	197		612	435	810
Receivable for Fund Shares Sold	14		25	3,123	4,842
Interest and Dividends Receivable	36		59	375	76

Total Assets	102,558		32,756	709,520	955,939

LIABILITIES
Payable for Securities Purchased	318		848	—	10,527
Payable for Fund Shares Redeemed	50		23	626	758
Accrued Directors’ Fees and Expenses	4		4	4	4
Accrued Compliance Expense	—	(3)	— (3)	1	—	(3)
Accrued Management Fees	81		14	388	583
Accrued Distribution Fees	2		3	11	72
Other Accrued Expenses	41		21	172	157

Total Liabilities	496		913	1,202	12,101

NET ASSETS	$102,062		$31,843	$708,318	$943,838

NET ASSETS CONSIST OF:
Paid-in Capital	$80,407		$36,379	$789,383	$650,947
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	1,955		(3,966)	(137,755)	8,045
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	20,000		(139)	55,313	285,587
Undistributed Net Investment Income (Loss)	(300)		(431)	1,377	(741)

NET ASSETS	$102,062		$31,843	$708,318	$943,838

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$92,782		$19,896	$658,337	$590,930

N Class Share	$9,280		$11,947	$49,981	$352,908

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	5,994,088		2,471,610	45,076,601	29,155,464

N Class Share	601,708		1,484,066	3,424,723	18,283,283

NET ASSET VALUE PER SHARE: (5)
I Class Share	$15.48		$8.05	$14.60	$20.27

N Class Share	$15.42		$8.05	$14.59	$19.30

(1)	The identified cost for the TCW Growth Equities Fund, the TCW International Small Cap Fund, the TCW Relative Value Large Cap Fund and the TCW Select Equities Fund at April 30, 2012 was $82,311, $31,811, $650,274 and $664,624, respectively.
(2)	The identified cost at April 30, 2012 was $389.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares, the TCW International Small Cap Fund, and the TCW Relative Value Large Cap Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Select Equities Fund is 1,667,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2012

	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund	TCW Value Opportunities Fund	TCW Global Conservative Allocation Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$1,231,755	$45,578	$138,716	$511
Investment in Affiliated Issuers, at Value (1)	—	—	—	10,859
Cash	—	—	—	154
Receivable for Securities Sold	29,868	371	1,431	—
Receivable for Fund Shares Sold	1,711	—	54	1
Interest and Dividends Receivable	171	12	51	32
Receivable from Investment Advisor	—	—	—	3

Total Assets	1,263,505	45,961	140,252	11,560

LIABILITIES
Payable for Securities Purchased	13,115	597	1,628	32
Payable for Fund Shares Redeemed	1,307	—	334	—
Accrued Directors’ Fees and Expenses	4	4	4	4
Accrued Compliance Expense	1	— (2)	1	—	(2)
Accrued Management Fees	1,052	26	87	—
Accrued Distribution Fees	45	4	7	—	(2)
Other Accrued Expenses	450	38	111	19

Total Liabilities	15,974	669	2,172	55

NET ASSETS	$1,247,531	$45,292	$138,080	$11,505

NET ASSETS CONSIST OF:
Paid-in Capital	$1,133,801	$48,604	$136,984	$10,753
Accumulated Net Realized Loss on Investments	(60,257)	(5,579)	(20,835)	(226)
Unrealized Appreciation of Investments	179,839	2,456	22,100	883
Undistributed Net Investment Income (Loss)	(5,852)	(189)	(169)	95

NET ASSETS	$1,247,531	$45,292	$138,080	$11,505

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,031,095	$25,272	$103,774	$10,660

N Class Share	$216,436	$20,020	$34,306	$845

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	34,872,182	2,254,763	5,217,504	1,001,562

N Class Share	7,635,867	1,785,869	1,753,718	79,404

NET ASSET VALUE PER SHARE: (4)
I Class Share	$29.57	$11.21	$19.89	$10.64

N Class Share	$28.34	$11.21	$19.56	$10.64

(1)	The identified cost for the TCW Small Cap Growth Fund, the TCW SMID Cap Growth Fund, the TCW Value Opportunities Fund and the TCW Global Conservative Allocation Fund at April 30, 2012 was $1,051,916, $43,122, $116,616 and $10,487, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares, the TCW SMID Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Value Opportunities Fund and TCW Global Conservative Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2012

	TCW Global Flexible Allocation Fund	TCW Global Moderate Allocation Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$633	$2,297
Investment in Affiliated Issuers, at Value (1)	1,023	9,372
Cash	36	118
Interest and Dividends Receivable	1	17
Receivable from Investment Advisor	11	3

Total Assets	1,704	11,807

LIABILITIES
Payable for Securities Purchased	1	17
Accrued Directors’ Fees and Expenses	4	5
Accrued Compliance Expense	—	—	(2)
Accrued Distribution Fees	— (2)	—	(2)
Other Accrued Expenses	19	20

Total Liabilities	24	42

NET ASSETS	$1,680	$11,765

NET ASSETS CONSIST OF:
Paid-in Capital	$1,644	$10,379
Accumulated Net Realized Loss on Investments	(63)	(8)
Unrealized Appreciation of Investments	119	1,366
Undistributed Net Investment Income (Loss)	(20)	28

NET ASSETS	$1,680	$11,765

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,676	$11,762

N Class Share	$4	$3

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	202,846	1,292,053

N Class Share	513	290

NET ASSET VALUE PER SHARE: (4)
I Class Share	$8.26	$9.10

N Class Share	$8.25	$9.21

(1)	The identified cost for the TCW Global Flexible Allocation Fund and the TCW Global Moderate Allocation Fund at April 30, 2012 was $1,537 and $10,303, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Global Flexible Allocation Fund and the TCW Global Moderate Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2012

	TCW Concentrated Value Fund		TCW Dividend Focused Fund		TCW Emerging Markets Equities Fund	TCW Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$193	(1)	$8,632	(1)	$133 (1)	$110	(1)
Interest	—	(2)	1		— (2)	—	(2)

Total	193		8,633		133	110

Expenses:
Management Fees	79		2,286		93	102
Accounting Services Fees	3		37		3	3
Administration Fees	4		40		6	7
Transfer Agent Fees:
I Class	5		10		4	4
N Class	4		235		4	4
Custodian Fees	6		9		29	15
Professional Fees	17		24		10	10
Directors’ Fees and Expenses	9		9		10	9
Registration Fees:
I Class	6		12		12	7
N Class	6		27		13	7
Distribution Fees:
N Class	1		688		8	1
Compliance Expense	—	(2)	6		— (2)	—	(2)
Shareholder Reporting Expense	2		5		2	2
Other	7		73		6	5

Total	149		3,461		200	176

Less Expenses Borne by Investment Advisor:
I Class	—		—		20	28
N Class	12		—		29	13

Net Expenses	137		3,461		151	135

Net Investment Income (Loss)	56		5,172		(18)	(25)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	131		(9,714)		(2,156)	(727)
Foreign Currency	—		—		(2)	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,745		84,790		2,001	3,671
Foreign Currency	—		—		(2)	—

Net Realized and Unrealized Gain (Loss) on Investments	2,876		75,076		(159)	2,944

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,932		$80,248		$(177)	$2,919

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund and the TCW Growth Fund were $0, $10, $15 and $0, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2012

	TCW Growth Equities Fund		TCW International Small Cap Fund		TCW Relative Value Large Cap Fund		TCW Select Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$288	(1)	$116	(1)	$4,926		$2,877	(1)
Interest	—	(2)	—	(2)	—	(2)	1

Total	288		116		4,926		2,878

Expenses:
Management Fees	490		105		1,882		2,851
Accounting Services Fees	8		2		29		38
Administration Fees	12		6		31		37
Transfer Agent Fees:
I Class	26		4		198		144
N Class	10		4		21		66
Custodian Fees	9		13		8		18
Professional Fees	18		13		22		34
Directors’ Fees and Expenses	9		10		9		10
Registration Fees:
I Class	7		14		20		28
N Class	6		15		15		40
Distribution Fees:
N Class	12		14		60		333
Compliance Expense	1		—	(2)	5		7
Shareholder Reporting Expense	3		2		4		6
Other	12		12		61		70

Total	623		214		2,365		3,682

Less Expenses Borne by Investment Advisor:
I Class	8		—		—		—
N Class	27		17		—		—

Net Expenses	588		197		2,365		3,682

Net Investment Income (Loss)	(300)		(81)		2,561		(804)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	2,013		(512)		(4,563)		9,723
Foreign Currency	—		(31)		—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	7,366		2,326		64,847		86,705
Foreign Currency	—		1		—		—

Net Realized and Unrealized Gain (Loss) on Investments	9,379		1,784		60,284		96,428

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,079		$1,703		$62,845		$95,624

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Growth Equities Fund, the TCW International Small Cap Fund, the TCW Relative Value Large Cap Fund and the TCW Select Equities Fund were $4, $6, $9 and $11, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2012

	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund		TCW Value Opportunities Fund		TCW Global Conservative Allocation Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$1,510 (1)	$73	(1)	$1,131		$—	(2)
Dividends from Investment in Affiliated Issuers	—	—		—		218
Interest	2	—	(2)	—	(2)	—

Total	1,512	73		1,131		218

Expenses:
Management Fees	5,964	218		539		—
Accounting Services Fees	71	4		12		2
Administration Fees	81	11		15		3
Transfer Agent Fees:
I Class	472	4		50		4
N Class	137	7		44		4
Custodian Fees	64	17		17		2
Professional Fees	31	12		29		8
Directors’ Fees and Expenses	9	9		10		9
Registration Fees:
I Class	50	12		12		7
N Class	20	6		11		7
Distribution Fees:
N Class	269	25		42		1
Compliance Expense	15	—	(2)	1		—	(2)
Shareholder Reporting Expense	8	2		5		2
Other	173	7		25		6

Total	7,364	334		812		55

Less Expenses Borne by Investment Advisor:
I Class	—	26		—		—
N Class	—	47		45		12

Net Expenses	7,364	261		767		43

Net Investment Income (Loss)	(5,852)	(188)		364		175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(50,084)	(3,029)		2,546		5
Investments in Affiliated Issuers	—	—		—		(252)
Realized Gain Distributed from Affiliated Issuers	—	—		—		58
Change in Unrealized Appreciation (Depreciation) on:
Investments	128,213	6,259		15,874		(19)
Investments in Affiliated Issuers	—	—		—		645

Net Realized and Unrealized Gain (Loss) on Investments	78,129	3,230		18,420		437

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,277	$3,042		$18,784		$612

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund were $17 and $2, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2012

	TCW Global Flexible Allocation Fund		TCW Global Moderate Allocation Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$—		$—	(1)
Dividends from Investment in Affiliated Issuers	11		130
Interest	—	(1)	—

Total	11		130

Expenses:
Accounting Services Fees	1		2
Administration Fees	3		5
Transfer Agent Fees:
I Class	4		4
N Class	4		4
Custodian Fees	2		2
Professional Fees	8		8
Directors’ Fees and Expenses	9		10
Registration Fees:
I Class	7		7
N Class	7		7
Distribution Fees:
N Class	—	(1)	—	(1)
Shareholder Reporting Expense	2		2
Other	5		5

Total	52		56

Less Expenses Borne by Investment Advisor:
I Class	30		—
N Class	12		12

Net Expenses	10		44

Net Investment Income	1		86

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(55)		46
Investments in Affiliated Issuers	7		(115)
Realized Gain Distributed from Affiliated Issuers	7		91
Change in Unrealized Appreciation (Depreciation) on:
Investments	70		(121)
Investments in Affiliated Issuers	—		558

Net Realized and Unrealized Gain (Loss) on Investments	29		459

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30		$545

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Value Fund		TCW Dividend Focused Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$56	$92	$5,172	$9,539
Net Realized Gain (Loss) on Investments	131	9,143	(9,714)	47,901
Change in Unrealized Appreciation on Investments	2,745	(5,663)	84,790	(9,882)

Increase in Net Assets Resulting from Operations	2,932	3,572	80,248	47,558

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(76)	(83)	(621)	(1,131)
N Class	—	(2)	(3,677)	(7,554)

Total Distributions to Shareholders	(76)	(85)	(4,298)	(8,685)

NET CAPITAL SHARE TRANSACTIONS
I Class	(661)	(12,520)	5,288	(6,225)
N Class	(43)	(32,681)	4,113	(72,230)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(704)	(45,201)	9,401	(78,455)

Increase (Decrease) in Net Assets	2,152	(41,714)	85,351	(39,582)
NET ASSETS
Beginning of Period	23,357	65,071	568,520	608,102

End of Period	$25,509	$23,357	$653,871	$568,520

Undistributed Net Investment Income	$20	$40	$996	$122

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Equities Fund		TCW Growth Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(18)	$40	$(25)	$(82)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,158)	(514)	(727)	221
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	1,999	(3,620)	3,671	(499)

Increase (Decrease) in Net Assets Resulting from Operations	(177)	(4,094)	2,919	(360)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(18)	—	(7)	—
N Class	(6)	—	— (1)	—
Distributions from Net Realized Gain:
I Class	—	—	(95)	—
N Class	—	—	(2)	—

Total Distributions to Shareholders	(24)	—	(104)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,215)	139	(276)	25,796
N Class	1,228	1,483	1	134

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(4,987)	1,622	(275)	25,930

Increase (Decrease) in Net Assets	(5,188)	(2,472)	2,540	25,570
NET ASSETS
Beginning of Period	22,412	24,884	26,767	1,197

End of Period	$17,224	$22,412	$29,307	$26,767

Undistributed Net Investment Income (Loss)	$(43)	$(1)	$(32)	$—

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Equities Fund		TCW International Small Cap Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(300)	$(866)	$(81)	$(97)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,013	7,636	(543)	(3,452)
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	7,366	(989)	2,327	(2,466)

Increase (Decrease) in Net Assets Resulting from Operations	9,079	5,781	1,703	(6,015)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(138)	—
N Class	—	—	(90)	—
Distributions from Net Realized Gain:
I Class	(3,325)	—	—	—
N Class	(352)	—	—	—

Total Distributions to Shareholders	(3,677)	—	(228)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	(3,201)	(15,942)	5,957	16,207
N Class	(723)	(1,740)	231	13,988

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(3,924)	(17,682)	6,188	30,195

Increase (Decrease) in Net Assets	1,478	(11,901)	7,663	24,180
NET ASSETS
Beginning of Period	100,584	112,485	24,180	—

End of Period	$102,062	$100,584	$31,843	$24,180

Undistributed Net Investment Income (Loss)	$(300)	$—	$(431)	$(122)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$2,561	$4,056	$(804)	$(1,694)
Net Realized Gain (Loss) on Investments	(4,563)	13,027	9,723	16,737
Change in Unrealized Appreciation on Investments	64,847	8,365	86,705	48,317

Increase in Net Assets Resulting from Operations	62,845	25,448	95,624	63,360

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,769)	(4,112)	—	—
N Class	(225)	(577)	—	—
Distributions from Net Realized Gain:
I Class	—	—	(5,513)	—
N Class	—	—	(3,171)	—

Total Distributions to Shareholders	(3,994)	(4,689)	(8,684)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	208,139	3,768	102,162	(2,924)
N Class	(5,742)	(19,066)	140,382	39,545

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	202,397	(15,298)	242,544	36,621

Increase in Net Assets	261,248	5,461	329,484	99,981
NET ASSETS
Beginning of Period	447,070	441,609	614,354	514,373

End of Period	$708,318	$447,070	$943,838	$614,354

Undistributed Net Investment Income (Loss)	$1,377	$2,810	$(741)	$63

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW SMID Cap Growth Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
		Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(5,852)	$(10,026)	$(188)	$(197)
Net Realized Gain (Loss) on Investments	(50,084)	20,821	(3,029)	(2,550)
Change in Unrealized Appreciation on Investments	128,213	(3,762)	6,259	(3,803)

Increase (Decrease) in Net Assets Resulting from Operations	72,277	7,033	3,042	(6,550)

NET CAPITAL SHARE TRANSACTIONS
I Class	13,005	360,173	445	26,263
N Class	(32,637)	55,724	(4,179)	26,271

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(19,632)	415,897	(3,734)	52,534

Increase (Decrease) in Net Assets	52,645	422,930	(692)	45,984
NET ASSETS
Beginning of Period	1,194,886	771,956	45,984	—

End of Period	$1,247,531	$1,194,886	$45,292	$45,984

Undistributed Net Investment Income (Loss)	$(5,852)	$—	$(189)	$(1)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Value Opportunities Fund		TCW Global Conservative Allocation Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$364	$1,164	$175	$149
Net Realized Gain (Loss) on Investments	2,546	35,322	(189)	260
Change in Unrealized Appreciation on Investments	15,874	(19,801)	626	(224)

Increase in Net Assets Resulting from Operations	18,784	16,685	612	185

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(614)	(1,302)	(197)	(88)
N Class	(11)	(349)	(16)	(5)
Distributions from Net Realized Gain:
I Class	—	—	(229)	(212)
N Class	—	—	(20)	(11)

Total Distributions to Shareholders	(625)	(1,651)	(462)	(316)

NET CAPITAL SHARE TRANSACTIONS
I Class	(8,981)	(63,261)	(837)	6,702
N Class	(3,556)	(25,747)	(313)	979

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(12,537)	(89,008)	(1,150)	7,681

Increase (Decrease) in Net Assets	5,622	(73,974)	(1,000)	7,550
NET ASSETS
Beginning of Period	132,458	206,432	12,505	4,955

End of Period	$138,080	$132,458	$11,505	$12,505

Undistributed Net Investment Income (Loss)	$(169)	$92	$95	$133

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Flexible Allocation Fund		TCW Global Moderate Allocation Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1	$5	$86	$244
Net Realized Gain (Loss) on Investments	(41)	16	22	570
Change in Unrealized Appreciation on Investments	70	3	437	(40)

Increase in Net Assets Resulting from Operations	30	24	545	774

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(31)	(14)	(227)	(293)
N Class	—	(1)	—	(1)
Distributions from Net Realized Gain:
I Class	(8)	—	(438)	—
N Class	— (1)	—	— (1)	—

Total Distributions to Shareholders	(39)	(15)	(665)	(294)

NET CAPITAL SHARE TRANSACTIONS
I Class	121	(805)	(172)	(7,040)
N Class	(93)	2	(112)	— (1)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	28	(803)	(284)	(7,040)

Increase (Decrease) in Net Assets	19	(794)	(404)	(6,560)
NET ASSETS
Beginning of Period	1,661	2,455	12,169	18,729

End of Period	$1,680	$1,661	$11,765	$12,169

Undistributed Net Investment Income (Loss)	$(20)	$10	$28	$169

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2012

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 23 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 14 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified International Equity Fund

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing in equity securities of small capitalization companies that are domiciled outside the United States.

Non-Diversified U.S. Equity Funds

TCW SMID Cap Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 2500® Growth Index.

Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000® Growth Index.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing equity securities issued by companies that have a record of paying dividends.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell Mid Cap® Growth Index.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies; current income is a secondary investment objective.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in equity securities of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the ranges of companies comprising the Russell Mid Cap® Value Index.

Fund of Funds

TCW Global Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing.

TCW Global Flexible Allocation Fund	Seeks long-term capital appreciation by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 50% and 100% of its net assets in equity funds and between 10% and 50% in fixed income funds. The Fund also invests in ETFs and ETNs.

TCW Global Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily current income by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 40% and 80% of its net assets in equity funds and between 20% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

All Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

TCW Funds, Inc.

April 30, 2012

Note 1 — Organization (Continued)

The TCW Global Conservative Allocation Fund, the TCW Global Flexible Allocation Fund and the TCW Global Moderate Allocation Fund (collectively, “Allocation Funds”) invest in other TCW Funds along with Metropolitan West Funds which are affiliated funds. The ownership percentage of Allocation Funds in each of the underlying funds at April 30, 2012 is as follows:

Name of Affiliated Issuer	TCW Global Conservative Allocation Fund (1)	TCW Global Flexible Allocation Fund (1)		TCW Global Moderate Allocation Fund (1)
Metropolitan West High Yield Bond Fund	—	0.00	% (2)	0.03%
Metropolitan West Total Return Bond Fund	—	—		0.00	% (2)
TCW Emerging Markets Income Fund	—	0.00	% (2)	—
TCW Growth Equities Fund	0.29%	0.05%		0.76%
TCW Money Market Fund	0.60%	—		—
TCW Relative Value Large Cap Fund	0.13%	0.03%		0.19%
TCW Select Equities Fund	0.32%	0.04%		0.36%
TCW Small Cap Growth Fund	—	0.00	% (2)	—
TCW Total Return Bond Fund	0.11%	0.00	% (2)	0.04%
TCW Value Opportunities Fund	—	0.04%		0.45%

(1)	Percentage ownership based on total net assets of the underlying fund.
(2)	Amount rounds to less than 0.01%.

The financial statements of the Metropolitan West High Yield Bond Fund, the Metropolitan West Total Return Bond Fund, the TCW Emerging Markets Income Fund and the TCW Money Market Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of that Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Cash and Cash Equivalents:    The Company has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts and do not believe they are exposed to any significant credit risk on such bank deposits.

Security Valuations:    Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Investments in the Allocation Funds are valued based on the net asset value per share of the underlying funds.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund that invest in foreign equity securities (exclusive of Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principles or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments.    Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

Options Contracts.    Exchange listed option contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair value would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Funds, with the exception of the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of April 30, 2012.

The following is a summary of the inputs used as of April 30, 2012 in valuing the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund investments:

TCW Emerging Markets Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Air Freight & Logistics	$—	$197,268	$—	$197,268
Auto Components	—	306,326	—	306,326
Automobiles	—	158,205	—	158,205
Chemicals	—	88,237	—	88,237
Commercial Banks	714,371	1,386,200	—	2,100,571
Construction & Engineering	—	70,050	—	70,050
Construction Materials	—	170,372	—	170,372
Diversified Telecommunication Services	468,308	317,540	—	785,848
Electrical Equipment	—	407,044	—	407,044
Electronic Equipment, Instruments & Components	—	465,195	—	465,195
Energy Equipment & Services	183,040	—	—	183,040
Exchange-Traded Funds	1,037,959	—	—	1,037,959
Food Products	134,829	262,660	—	397,489
Hotels, Restaurants & Leisure	498,408	183,763	—	682,171
Household Durables	121,494	—	—	121,494
Insurance	—	263,305	—	263,305
Internet Software & Services	378,330	177,368	—	555,698
IT Services	111,154	—	—	111,154
Machinery	—	153,461	—	153,461
Media	87,880	173,770	—	261,650
Metals & Mining	723,347	601,563	—	1,324,910
Multiline Retail	180,657	—	—	180,657
Oil, Gas & Consumable Fuels	1,044,580	819,525	—	1,864,105
Personal Products	—	171,702	—	171,702
Pharmaceuticals	—	59,671	—	59,671
Real Estate Management & Development	69,881	52,947	—	122,828
Semiconductors & Semiconductor Equipment	—	1,402,648	—	1,402,648
Specialty Retail	—	37,096	—	37,096

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities (Continued)
Common Stock (Continued)
Trading Companies & Distributors	$—	$122,784	$—	$122,784
Wireless Telecommunication Services	467,865	353,203	—	821,068

Total Common Stock	6,222,103	8,401,903	—	14,624,006

Preferred Stock
Automobiles	—	156,822	—	156,822
Commercial Banks	298,602	85,057	—	383,659
Metals & Mining	118,987	—	—	118,987
Multiline Retail	208,518	—	—	208,518
Semiconductors & Semiconductor Equipment	—	171,039	—	171,039

Total Preferred Stock	626,107	412,918	—	1,039,025

Rights
Commercial Banks	74	—	—	74

Total Rights	74	—	—	74

Total Equity Securities	6,848,284	8,814,821	—	15,663,105

Short-Term Investment	—	781,982	—	781,982

Total	$6,848,284	$9,596,803	$—	$16,445,087

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$236,878	$—	$—	$236,878
Capital Markets	1,037,733	1,022,997	—	2,060,730
Commercial Banks	—	2,055,932	—	2,055,932
Commercial Services & Supplies	518,922	—	—	518,922
Consumer Finance	—	1,000,050	—	1,000,050
Diversified Financial Services	—	1,559,992	—	1,559,992
Insurance	492,223	—	—	492,223
Internet & Catalog Retail	—	429,302	—	429,302
Internet Software & Services	—	2,020,670	—	2,020,670
Machinery	—	320,343	—	320,343
Media	—	1,889,292	—	1,889,292
Metals & Mining	5,254,659	1,913,872	—	7,168,531
Multiline Retail	—	1,530,780	—	1,530,780

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock (Continued)
Oil, Gas & Consumable Fuels	$3,503,568	$644,857	$—	$4,148,425
Personal Products	—	232,326	—	232,326
Professional Services	1,025,456	—	—	1,025,456
Real Estate Management & Development	1,863,921	724,853	—	2,588,774
Specialty Retail	—	915,921	—	915,921
Trading Companies & Distributors	—	1,070,868	—	1,070,868

Total Common Stock	13,933,360	17,332,055	—	31,265,415

Purchased Options	—	348,287	—	348,287

Short-Term Investments	—	57,504	—	57,504

Total	$13,933,360	$17,737,846	$—	$31,671,206

There were no transfers out of Level 1 and into Level 2 of the fair value hierarchy during the period ended April 30, 2012.

The Funds held no investments or other financial instruments at April 30, 2012 whose fair value was categorized using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended April 30, 2012, the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

	Equity Risk	Foreign Exchange Risk	Total
TCW Emerging Markets Equities Fund
Statement of Operations
Realized Gain (Loss)
Investments (1)	$(148)	$—	$(148)

Total Realized Gain (Loss)	$(148)	$—	$(148)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	55	—	55

TCW International Small Cap Fund
Statements of Asset and Liabilities
Asset Derivatives
Investments, at Value (2)	$—	$348	$348

Total Value	$—	$348	$348

Statement of Operations
Change in Appreciation (Depreciation)
Investments (3)	$—	$(184)	$(184)

Total Change in Appreciation (Depreciation)	$—	$(184)	$(184)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	—	233,333	233,333

(1)	Represents realized loss for purchased options during the period.
(2)	Represents purchased options, at value.
(3)	Represents change in unrealized appreciation (Depreciation) for purchased options during the period.
†	Amount disclosed represent average number of contracts or notional amounts, which is indicative of the volume of the derivative type, for the months that the fund held such derivatives during the period ended April 30, 2012.

Options:    The TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund purchased call and put options on securities indices and on foreign currencies. A Fund may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The TCW Emerging Markets Equities Fund used purchased options to protect against declining European markets. The TCW International Small Cap Fund used purchase options as a hedge against general U.S. dollar strength for the portfolio, and the Fund is using the Japanese Yen as the currency of choice. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2012.

TCW Funds, Inc.

April 30, 2012

Note 2 — Significant Accounting Policies (Continued)

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Dividend Focused Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and Allocation Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2012, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$3,003	$(1,432)	$1,571	$23,988
TCW Dividend Focused Fund	104,142	(32,021)	72,121	582,177
TCW Emerging Markets Equities Fund	1,400	(1,759)	(359)	16,804

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Federal Income Taxes (Continued)

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Growth Fund	$4,295	$(1,016)	$3,279	$26,100
TCW Growth Equities Fund	24,569	(4,805)	19,764	82,547
TCW International Small Cap Fund	2,864	(3,353)	(489)	32,160
TCW Relative Value Large Cap Fund	77,851	(25,495)	52,356	653,231
TCW Select Equities Fund	290,071	(5,573)	284,498	665,713
TCW Small Cap Growth Fund	216,228	(43,056)	173,172	1,058,583
TCW SMID Cap Growth Fund	4,547	(2,709)	1,838	43,740
TCW Value Opportunities Fund	22,498	(3,489)	19,009	119,707
TCW Global Conservative Allocation Fund	874	(19)	855	10,515
TCW Global Flexible Allocation Fund	119	(38)	81	1,575
TCW Global Moderate Allocation Fund	1,567	(229)	1,338	10,331

The Funds did not have any unrecognized tax benefits at April 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2012. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Concentrated Value Fund	0.65%
TCW Dividend Focused Fund	0.75%
TCW Emerging Markets Equities Fund	1.00%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW International Small Cap Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%
TCW Value Opportunities Fund	0.80%

The Allocation Funds do not pay management fees to the Advisor; however, the Allocation Funds pay management fees to the Advisor indirectly, as a shareholder in the affiliated funds. In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based in the net management fees paid and are included in the Statements of Operations.

The Advisor limited the operating expenses for the following funds, at class level, to the average of total expense ratios as reported by Lipper, Inc. (“Lipper Average”) for each Fund’s respective investment

TCW Funds, Inc.

April 30, 2012

Note 4 — Fund Management Fees and Other Expenses (Continued)

objective, which changed on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. The Lipper Average expense ratios, in effect as of April 30, 2012, as they relate to each Fund were as follows:

TCW Concentrated Value Fund	1.18%
TCW Dividend Focused Fund	1.26%
TCW Relative Value Large Cap Fund	1.22%
TCW Select Equities Fund	1.33%
TCW Small Cap Growth Fund	1.51%

In addition, the Advisor agreed to limit the operating expenses (excluding interest and acquired fund fees and expenses, if any) for the following funds, at class level, not to exceed:

TCW Emerging Markets Equities Fund — Class I and N Shares	1.61%
TCW Global Conservative Allocation Fund — Class I and N Shares	0.86%
TCW Global Moderate Allocation Fund — Class I and N Shares	0.94%
TCW Global Flexible Allocation Fund — Class I and N Shares	1.23%
TCW Growth Fund — Class I and N Shares	0.99%
TCW Growth Equities Fund — Class I and N Shares	1.20%
TCW International Small Cap Fund — Class I and N Shares	1.44%
TCW SMID Cap Growth Fund — Class I and N Shares	1.20%
TCW Value Opportunities Fund — Class N Shares only	1.28%

These limits are in effect for a minimum of twelve months from the respective effective date.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Note 5 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the six months ended April 30, 2012 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Year (In thousands)	Dividends and Interest Income Received (In thousands)	Distributions Received from and Net Realized Gain (Loss) (In thousands)
TCW Global Conservative Allocation Fund

Metropolitan West Total Return Bond Fund — I Class	242,047	—	242,047	—	$—	$7	$—
TCW Growth Equities Fund — I Class	68,146	795	49,675	19,266	298	—	11
TCW Money Market Fund — I Class	—	600,970	66,162	534,808	535	—	—
TCW Relative Value Large Cap Fund — I Class	123,307	628	58,754	65,181	952	8	—
TCW Select Equities Fund — I Class	182,727	1,877	34,983	149,621	3,033	—	33
TCW Total Return Bond Fund — I Class	396,413	289,492	73,865	612,040	6,041	203	14

Total					$10,859	$218	$58

TCW Global Flexible Allocation Fund

Metropolitan West High Yield Bond Fund — I Class	5,440	498	2,956	2,982	$30	$1	$1
TCW Emerging Markets Income Fund — I Class	17,636	981	12,094	6,523	58	1	—
TCW Growth Equities Fund — I Class	8,787	502	5,747	3,542	55	—	2
TCW Relative Value Large Cap Fund — I Class	20,051	1,909	5,048	16,912	247	2	—
TCW Select Equities Fund — I Class	19,723	2,275	2,293	19,705	399	—	4
TCW Small Cap Growth Fund — I Class	3,363	144	2,113	1,394	41	—	—
TCW Value Opportunities Fund — I Class	2,749	301	315	2,735	54	2	—
TCW Total Return Bond Fund — I Class	5,449	10,218	1,632	14,035	139	5	—

Total					$1,023	$11	$7

TCW Funds, Inc.

April 30, 2012

Note 6 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Year (In thousands)	Dividends and Interest Income Received (In thousands)	Distributions Received from and Net Realized Gain (Loss) (In thousands)
TCW Global Moderate Allocation Fund

Metropolitan West High Yield Bond Fund — I Class	158,151	4,706	89,646	73,211	$741	$32	$15
Metropolitan West Total Return Bond Fund — I Class	74,081	1,305	36,612	38,774	412	10	3
TCW Growth Equities Fund — I Class	85,871	2,155	38,201	49,825	771	—	29
TCW Relative Value Large Cap Fund — I Class	132,834	912	43,453	90,293	1,318	12	—
TCW Select Equities Fund — I Class	177,890	2,197	13,030	167,057	3,386	—	39
TCW Total Return Bond Fund — I Class	150,349	80,524	16,472	214,401	2,116	72	5
TCW Value Opportunities Fund — I Class	33,836	213	2,471	31,578	628	4	—

Total					$9,372	$130	$91

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2012, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Value Fund	$3,523	$3,950	$—	$—
TCW Dividend Focused Fund	81,669	67,070	—	—
TCW Emerging Markets Equities Fund	14,699	21,289	—	—
TCW Growth Fund	5,200	5,682	—	—
TCW Growth Equities Fund	18,448	22,569	—	—
TCW International Small Cap Fund	19,791	15,275	—	—
TCW Relative Value Large Cap Fund	223,473	44,397	—	—
TCW Select Equities Fund	277,125	56,580	—	—
TCW Small Cap Growth Fund	471,948	508,472	—	—
TCW SMID Cap Growth Fund	17,175	21,019	—	—
TCW Value Opportunities Fund	27,248	39,487	—	—
TCW Global Conservative Allocation Fund	4,121	5,460	—	—
TCW Global Flexible Allocation Fund	671	697	—	—
TCW Global Moderate Allocation Fund	2,695	3,402	—	—

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 – Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Value Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,809	$176	77,151	$921
Shares Issued upon Reinvestment of Dividends	2,378	26	2,992	36
Shares Redeemed	(76,851)	(863)	(1,124,260)	(13,477)

Net Decrease	(60,664)	$(661)	(1,044,117)	$(12,520)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,953	$43	4,258	$49
Shares Issued upon Reinvestment of Dividends	—	—	6	—
Shares Redeemed	(7,503)	(86)	(2,735,311)	(32,730)

Net Decrease	(2,550)	$(43)	(2,731,047)	$(32,681)

TCW Dividend Focused Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	997,132	$10,782	1,595,071	$17,036
Shares Issued upon Reinvestment of Dividends	56,850	599	104,342	1,074
Shares Redeemed	(569,394)	(6,093)	(2,380,139)	(24,335)

Net Increase	484,588	$5,288	(680,726)	$(6,225)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,811,604	$83,417	24,429,268	$263,405
Shares Issued upon Reinvestment of Dividends	317,977	3,431	675,809	7,031
Shares Redeemed	(7,613,572)	(82,735)	(31,988,361)	(342,666)

Net Increase	516,009	$4,113	(6,883,284)	$(72,230)

TCW Funds, Inc.

April 30, 2012

Note 8 – Capital Share Transactions (Continued)

TCW Emerging Markets Equities Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	75,408	$683	265,350	$2,693
Shares Issued upon Reinvestment of Dividends	1,531	13	—	—
Shares Redeemed	(812,676)	(6,911)	(286,023)	(2,554)

Net Decrease	(735,737)	$(6,215)	(20,673)	$139

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	141,442	$1,298	159,938	$1,665
Shares Issued upon Reinvestment of Dividends	180	1	—	—
Shares Redeemed	(8,254)	(71)	(16,986)	(182)

Net Increase	133,368	$1,228	142,952	$1,483

TCW Growth Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,327	$75	1,205,431	$25,889
Shares Issued upon Reinvestment of Dividends	109	2	—	—
Shares Redeemed	(16,793)	(353)	(4,087)	(93)

Net Decrease	(13,357)	$(276)	1,201,344	$25,796

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,428	$34	9,696	$220
Shares Issued upon Reinvestment of Dividends	21	— (1)	—	—
Shares Redeemed	(1,451)	(33)	(4,410)	(86)

Net Decrease	(2)	$1	5,286	$134

(1)	Amount rounds to less than $1.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Growth Equities Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	250,312	$3,654	1,353,213	$20,916
Shares Issued upon Reinvestment of Dividends	134,501	1,802	—	—
Shares Redeemed	(602,418)	(8,657)	(2,449,096)	(36,858)

Net Decrease	(217,605)	$(3,201)	(1,095,883)	$(15,942)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	50,183	$727	272,484	$4,048
Shares Issued upon Reinvestment of Dividends	25,440	340	—	—
Shares Redeemed	(123,520)	(1,790)	(381,051)	(5,788)

Net Decrease	(47,897)	$(723)	(108,567)	$(1,740)

TCW International Small Cap Fund	Six Months Ended April 30, 2012 (Unaudited)		February 28, 2011 (Commencement of Operations) through October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	897,427	$6,875	2,091,847	$19,388
Shares Issued upon Reinvestment of Dividends	20,062	138	—	—
Shares Redeemed	(137,117)	(1,056)	(400,609)	(3,181)

Net Increase	780,372	$5,957	1,691,238	$16,207

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	152,060	$1,207	1,574,577	$14,965
Shares Issued upon Reinvestment of Dividends	13,018	89	—	—
Shares Redeemed	(138,349)	(1,065)	(117,240)	(977)

Net Increase	26,729	$231	1,457,337	$13,988

TCW Funds, Inc.

April 30, 2012

Note 8 — Capital Share Transactions (Continued)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	17,950,738	$253,245	6,201,544	$83,303
Shares Issued upon Reinvestment of Dividends	280,026	3,629	291,461	3,926
Shares Redeemed	(3,556,877)	(48,735)	(6,205,478)	(83,461)

Net Increase	14,673,887	$208,139	287,527	$3,768

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	216,457	$3,045	1,892,173	$26,106
Shares Issued upon Reinvestment of Dividends	16,680	216	41,293	556
Shares Redeemed	(680,139)	(9,003)	(3,529,706)	(45,728)

Net Decrease	(447,002)	$(5,742)	(1,596,240)	$(19,066)

TCW Select Equities Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,640,634	$163,820	5,551,453	$99,416
Shares Issued upon Reorganization	—	—	289,634	5,280
Shares Issued upon Reinvestment of Dividends	241,820	4,307	—	—
Shares Redeemed	(3,513,452)	(65,965)	(6,085,175)	(107,620)

Net Increase	5,369,002	$102,162	(244,088)	$(2,924)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,648,707	$227,457	4,838,903	$81,029
Shares Issued upon Reorganization	—	—	502	9
Shares Issued upon Reinvestment of Dividends	184,633	3,133	—	—
Shares Redeemed	(5,055,828)	(90,208)	(2,448,670)	(41,493)

Net Increase	7,777,512	$140,382	2,390,735	$39,545

TCW Small Cap Growth Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,839,338	$190,774	20,673,692	$598,314
Shares Redeemed	(6,343,378)	(177,769)	(8,340,601)	(238,141)

Net Increase	495,960	$13,005	12,333,091	$360,173

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	704,532	$18,936	6,912,808	$203,103
Shares Redeemed	(1,973,116)	(51,573)	(5,346,767)	(147,379)

Net Decrease	(1,268,584)	$(32,637)	1,566,041	$55,724

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW SMID Cap Growth Fund	Six Months Ended April 30, 2012 (Unaudited)		November 1, 2010 (Commencement of Operations) through October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	78,161	$834	2,279,495	$26,952
Shares Redeemed	(36,950)	(389)	(65,943)	(689)

Net Increase	41,211	$445	2,213,552	$26,263

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	45,074	$466	2,471,884	$29,296
Shares Redeemed	(459,908)	(4,645)	(271,181)	(3,025)

Net Decrease	(414,834)	$(4,179)	2,200,703	$26,271

TCW Value Opportunities Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	290,512	$5,190	3,396,327	$64,046
Shares Issued upon Reorganization	—	—	546,278	9,086
Shares Issued upon Reinvestment of Dividends	25,251	441	37,681	697
Shares Redeemed	(789,723)	(14,612)	(7,282,382)	(137,090)

Net Decrease	(473,960)	$(8,981)	(3,302,096)	$(63,261)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	193,780	$3,313	2,560,018	$47,582
Shares Issued upon Reorganization	—	—	551,306	8,975
Shares Issued upon Reinvestment of Dividends	612	11	9,664	176
Shares Redeemed	(389,421)	(6,880)	(4,426,267)	(82,480)

Net Decrease	(195,029)	$(3,556)	(1,305,279)	$(25,747)

TCW Funds, Inc.

April 30, 2012

Note 8 — Capital Share Transactions (Continued)

TCW Global Conservative Allocation Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	24,502	$255	738,413	$7,753
Shares Issued upon Reinvestment of Dividends	41,575	414	26,946	280
Shares Redeemed	(144,726)	(1,506)	(125,028)	(1,331)

Net Decrease	(78,649)	$(837)	640,331	$6,702

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,508	$151	143,370	$1,526
Shares Issued upon Reinvestment of Dividends	2,881	28	846	9
Shares Redeemed	(47,285)	(492)	(54,317)	(556)

Net Decrease	(29,896)	$(313)	89,899	$979

TCW Global Flexible Allocation Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	26,318	$217	19,074	$167
Shares Issued upon Reinvestment of Dividends	4,767	38	1,609	14
Shares Redeemed	(16,482)	(134)	(111,814)	(986)

Net Increase	14,603	$121	(91,131)	$(805)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	513	$4	281	$2
Shares Issued upon Reinvestment of Dividends	6	—	—	—
Shares Redeemed	(11,957)	(97)	(34)	—

Net Decrease	(11,438)	$(93)	247	$2

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Global Moderate Allocation Fund	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	16,291	$147	84,890	$798
Shares Issued upon Reinvestment of Dividends	75,819	657	31,221	290
Shares Redeemed	(109,028)	(976)	(856,690)	(8,128)

Net Decrease	(16,918)	$(172)	(740,579)	$(7,040)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	11	— (1)	3	— (1)
Shares Redeemed	(12,331)	(112)	—	—

Net Decrease	(12,320)	$(112)	3	$—

(1)	Amount rounds to less than $1.

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2012.

Note 10 — Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to improve comparability with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 are effective for during interim and annual periods beginning after December 15, 2011.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented.

The Company is in the process of evaluating these disclosure requirements and any impact the new disclosures will have on its financial statements.

TCW Concentrated Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.83		$10.99	$9.98	$9.62	$15.72	$14.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.04	0.03	0.10	0.06	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.37		(0.17)	1.07	0.33	(6.10)	1.34

Total from Investment Operations	1.40		(0.13)	1.10	0.43	(6.04)	1.41

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.03)	(0.09)	(0.07)	(0.06)	(0.03)

Net Asset Value per Share, End of Period	$12.19		$10.83	$10.99	$9.98	$9.62	$15.72

Total Return	12.94	% (2)	(1.23)%	11.05%	4.64%	(38.57)%	9.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,568		$22,496	$34,285	$34,867	$38,480	$7,176
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.12	% (3)	0.96%	0.91%	1.00%	1.01%	1.18%
After Expense Reimbursement	N/A		N/A	N/A	0.86%	1.00%	N/A
Ratio of Net Investment Income to Average Net Assets	0.46	% (3)	0.31%	0.32%	1.11%	0.46%	0.38%
Portfolio Turnover Rate	14.58	% (2)	38.18%	53.50%	72.56%	110.17%	63.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Concentrated Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011		2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.71		$10.95		$9.94	$9.58	$15.67	$14.31

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.00		0.01	0.06	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.35		(0.24)		1.05	0.34	(6.10)	1.35

Total from Investment Operations	1.37		(0.24)		1.06	0.40	(6.03)	1.39

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (2)	(0.05)	(0.04)	(0.06)	(0.03)

Net Asset Value per Share, End of Period	$12.08		$10.71		$10.95	$9.94	$9.58	$15.67

Total Return	12.79	% (3)	(2.19)%		10.71%	4.24%	(38.64)%	9.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$941		$861		$30,786	$28,239	$31,710	$35,509
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.85	% (4)	1.18%		1.17%	1.30%	1.28%	1.27%
After Expense Reimbursement	1.20	% (4)	N/A		N/A	1.25%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.38	% (4)	0.01%		0.05%	0.72%	0.54%	0.30%
Portfolio Turnover Rate	14.58	% (3)	38.18%		53.50%	72.56%	110.17%	63.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.18		$9.60	$8.28	$7.70	$14.24	$13.22

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.18	0.18	0.23	0.31	0.27
Net Realized and Unrealized Gain (Loss) on Investments	1.30		0.59	1.31	0.61	(6.01)	1.25

Total from Investment Operations	1.40		0.77	1.49	0.84	(5.70)	1.52

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.19)	(0.17)	(0.25)	(0.33)	(0.29)
Distributions from Net Realized Gain	—		—	—	—	(0.51)	(0.21)
Distributions from Return of Capital	—		—	—	(0.01)	—	—

Total Distributions	(0.11)		(0.19)	(0.17)	(0.26)	(0.84)	(0.50)

Net Asset Value per Share, End of Period	$11.47		$10.18	$9.60	$8.28	$7.70	$14.24

Total Return	13.87	% (2)	8.05%	18.13%	11.58%	(42.11)%	11.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,843		$54,367	$57,797	$44,125	$67,197	$241,170
Ratio of Expenses to Average Net Assets	0.89	% (3)	0.86%	0.90%	0.92%	0.86%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.94	% (3)	1.76%	1.95%	3.27%	2.71%	1.94%
Portfolio Turnover Rate	11.13	% (2)	37.51%	25.77%	26.48%	35.28%	26.19%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$10.29		$9.68	$8.36	$7.72	$14.23	$13.20

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.15	0.15	0.21	0.27	0.23
Net Realized and Unrealized Gain (Loss) on Investments	1.32		0.60	1.31	0.63	(6.01)	1.25

Total from Investment Operations	1.41		0.75	1.46	0.84	(5.74)	1.48

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.14)	(0.14)	(0.19)	(0.26)	(0.24)
Distributions from Net Realized Gain	—		—	—	—	(0.51)	(0.21)
Distributions from Return of Capital	—		—	—	(0.01)	—	—

Total Distributions	(0.07)		(0.14)	(0.14)	(0.20)	(0.77)	(0.45)

Net Asset Value per Share, End of Period	$11.63		$10.29	$9.68	$8.36	$7.72	$14.23

Total Return	13.78	% (2)	7.73%	17.66%	11.38%	(42.29)%	11.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$587,028		$514,153	$550,305	$552,767	$685,359	$1,557,793
Ratio of Expenses to Average Net Assets	1.16	% (3)	1.17%	1.20%	1.20%	1.18%	1.15%
Ratio of Net Investment Income to Average Net Assets	1.67	% (3)	1.45%	1.68%	2.92%	2.39%	1.65%
Portfolio Turnover Rate	11.13	% (2)	37.51%	25.77%	26.48%	35.28%	26.19%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	December 14, 2009 (Commencement of Operations) through October 31, 2010
Net Asset Value per Share, Beginning of Period	$8.95		$10.45	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.02	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.13	(2)	(1.52)	0.48

Total from Investment Operations	0.12		(1.50)	0.45

Less Distributions:
Distributions from Net Investment Income	(0.01)		N/A	N/A

Net Asset Value per Share, End of Period	$9.06		$8.95	$10.45

Total Return	1.35	% (4)	(14.35)%	4.50	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,963		$16,430	$19,393
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.96	% (5)	1.65%	2.13	% (5)
After Expense Reimbursement	1.62	% (5)	N/A	1.73	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25	)% (5)	0.16%	(0.33	)% (5)
Portfolio Turnover Rate	82.45	% (4)	158.83%	198.80	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	The per-share amount does not correspond with the net realized and unrealized gain (loss) on the Statement of Operations due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments in the Fund.
(3)	For the period December 14, 2009 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	December 14, 2009 (Commencement of Operations) through October 31, 2010
Net Asset Value per Share, Beginning of Period	$8.95		$10.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.00	) (2)	0.02	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(3)	(1.51)	0.48

Total from Investment Operations	0.11		(1.49)	0.44

Less Distributions:
Distributions from Net Investment Income	(0.01)		—	—

Net Asset Value per Share, End of Period	$9.05		$8.95	$10.44

Total Return	1.35	% (5)	(14.35)%	4.50	% (4)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,261		$5,982	$5,491
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.51	% (6)	2.16%	2.95	% (6)
After Expense Reimbursement	1.62	% (6)	1.67%	1.73	% (6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08	)% (6)	0.18%	(0.45	)% (6)
Portfolio Turnover Rate	82.45	% (5)	158.83%	198.80	% (4)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	The per-share amount does not correspond with the net realized and unrealized gain (loss) on the Statement of Operations due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments in the Fund.
(4)	For the period December 14, 2009 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(5)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,			January 2, 2008 (Commencement of Operations) through October 31, 2008
			2011	2010	2009
Net Asset Value per Share, Beginning of Period	$21.13		$19.95	$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.07)	(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	2.36		1.25	3.78	3.41	(6.91)

Total from Investment Operations	2.34		1.18	3.68	3.33	(7.06)

Less Distributions:
Distributions from Net Investment Income	(0.01)		—	—	—	—
Distributions from Net Realized Gain	(0.08)		—	—	—	—

Total Distributions	(0.09)		—	—	—	—

Net Asset Value per Share, End of Period	$23.38		$21.13	$19.95	$16.27	$12.94

Total Return	11.10	% (3)	5.86%	22.68%	25.74%	(35.30	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,557		$26,089	$663	$407	$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.20	% (4)	1.32%	13.74%	15.94%	9.74	% (4)
After Expense Reimbursement	0.99	% (4)	0.99%	1.37%	1.38%	1.41	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.19	)% (4)	(0.33)%	(0.56)%	(0.55)%	(0.97	)% (4)
Portfolio Turnover Rate	19.31	% (3)	103.57%	65.37%	55.51%	63.31	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,			January 2, 2008 (Commencement of Operations) through October 31, 2008
			2011	2010	2009
Net Asset Value per Share, Beginning of Period	$21.13		$19.95	$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.06)	(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	2.35		1.24	3.78	3.41	(6.91)

Total from Investment Operations	2.33		1.18	3.68	3.33	(7.06)

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	—	—	—	—
Distributions from Net Realized Gain	(0.08)		—	—	—	—

Total Distributions	(0.08)		—	—	—	—

Net Asset Value per Share, End of Period	$23.38		$21.13	$19.95	$16.27	$12.94

Total Return	11.09	% (4)	5.86%	22.68%	25.73%	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$750		$678	$534	$407	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.82	% (5)	6.97%	13.99%	16.16%	10.07	% (5)
After Expense Reimbursement	0.99	% (5)	0.99%	1.37%	1.38%	1.41	% (5)
Ratio of Net Investment Loss to Average Net Assets	(0.19	)% (5)	(0.28)%	(0.56)%	(0.56)%	(0.97	)% (5)
Portfolio Turnover Rate	19.31	% (4)	103.57%	65.37%	55.51%	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$14.66		$13.95	$10.87	$8.73	$17.91	$12.17

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.11)	(0.09)	(0.10)	(0.08)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.42		0.82	3.17	2.24	(7.72)	5.86

Total from Investment Operations	1.38		0.71	3.08	2.14	(7.80)	5.74

Less Distributions:
Distributions from Net Realized Gain	(0.56)		—	—	—	(1.38)	N/A

Net Asset Value per Share, End of Period	$15.48		$14.66	$13.95	$10.87	$8.73	$17.91

Total Return	10.01	% (2)	5.09%	28.33%	24.51%	(46.86)%	47.17%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$92,782		$91,091	$101,943	$43,125	$23,706	$43,973
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.22	% (3)	1.20%	1.27%	1.52%	1.34%	1.40%
After Expense Reimbursement	1.20	% (3)	N/A	N/A	1.47%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.61	)% (3)	(0.72)%	(0.67)%	(1.10)%	(0.55)%	(0.86)%
Portfolio Turnover Rate	19.31	% (2)	50.74%	71.30%	69.14%	68.65%	71.58%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$14.61		$13.90	$10.84	$8.71	$17.90	$12.17

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.11)	(0.09)	(0.10)	(0.09)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	1.41		0.82	3.15	2.23	(7.72)	5.87

Total from Investment Operations	1.37		0.71	3.06	2.13	(7.81)	5.73

Less Distributions:
Distributions from Net Realized Gain	(0.56)		—	—	—	(1.38)	—

Net Asset Value per Share, End of Period	$15.42		$14.61	$13.90	$10.84	$8.71	$17.90

Total Return	9.97	% (2)	5.11%	28.23%	24.46%	(46.95)%	47.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,280		$9,493	$10,542	$4,476	$5,216	$9,611
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.78	% (3)	1.73%	2.03%	2.38%	1.93%	2.19%
After Expense Reimbursement	1.20	% (3)	1.20%	1.32%	1.47%	1.50%	1.54%
Ratio of Net Investment Loss to Average Net Assets	(0.61	)% (3)	(0.73)%	(0.69)%	(1.09)%	(0.70)%	(1.00)%
Portfolio Turnover Rate	19.31	% (2)	50.74%	71.30%	69.14%	68.65%	71.58%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		February 28, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$7.68		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.46		(2.28)

Total from Investment Operations	0.44		(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.07)		—

Net Asset Value per Share, End of Period	$8.05		$7.68

Total Return	5.81	% (3)	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,896		$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.39	% (4)	1.60	% (4)
After Expense Reimbursement	N/A		1.44	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.54	)% (4)	(0.69	)% (4)
Portfolio Turnover Rate	54.46	% (3)	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		February 28, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$7.68		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.45		(2.28)

Total from Investment Operations	0.43		(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.06)		—

Net Asset Value per Share, End of Period	$8.05		$7.68

Total Return	5.77	% (3)	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,947		$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.74	% (4)	1.94	% (4)
After Expense Reimbursement	1.44	% (4)	1.44	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.63	)% (4)	(0.65	)% (4)
Portfolio Turnover Rate	54.46	% (3)	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$13.05		$12.42	$11.06	$9.80	$16.91	$16.24

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.12	0.13	0.17	0.20	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.60		0.65	1.41	1.28	(6.81)	0.73

Total from Investment Operations	1.67		0.77	1.54	1.45	(6.61)	0.89

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.14)	(0.18)	(0.19)	(0.15)	(0.10)
Distributions from Net Realized Gain	—		—	—	—	(0.35)	(0.12)

Total Distributions	(0.12)		(0.14)	(0.18)	(0.19)	(0.50)	(0.22)

Net Asset Value per Share, End of Period	$14.60		$13.05	$12.42	$11.06	$9.80	$16.91

Total Return	12.94	% (2)	6.16%	14.14%	15.25%	(40.18)%	5.53%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$658,337		$396,729	$373,921	$412,831	$348,859	$844,811
Ratio of Expenses to Average Net Assets	0.91	% (3)	0.92%	1.07%	1.11%	1.00%	0.96%
Ratio of Net Investment Income to Average Net Assets	1.04	% (3)	0.90%	1.14%	1.79%	1.42%	0.95%
Portfolio Turnover Rate	8.88	% (2)	26.76%	34.49%	40.28%	40.77%	30.58%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$13.00		$12.38	$11.03	$9.75	$16.83	$16.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.09	0.12	0.16	0.17	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.61		0.64	1.40	1.29	(6.78)	0.72

Total from Investment Operations	1.66		0.73	1.52	1.45	(6.61)	0.84

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.11)	(0.17)	(0.17)	(0.12)	(0.07)
Distributions from Net Realized Gain	—		—	—	—	(0.35)	(0.12)

Total Distributions	(0.07)		(0.11)	(0.17)	(0.17)	(0.47)	(0.19)

Net Asset Value per Share, End of Period	$14.59		$13.00	$12.38	$11.03	$9.75	$16.83

Total Return	12.79	% (2)	5.88%	13.96%	15.22%	(40.31)%	5.28%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$49,981		$50,341	$67,688	$103,155	$118,338	$188,715
Ratio of Expenses to Average Net Assets	1.23	% (3)	1.18%	1.19%	1.21%	1.19%	1.18%
Ratio of Net Investment Income to Average Net Assets	0.80	% (3)	0.65%	1.06%	1.72%	1.25%	0.72%
Portfolio Turnover Rate	8.88	% (2)	26.76%	34.49%	40.28%	40.77%	30.58%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$18.17		$16.18	$13.45	$12.96	$22.26	$19.17

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		(0.04)	(0.03)	(0.04)	(0.06)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.33		2.03	2.76	2.36	(7.15)	3.24

Total from Investment Operations	2.32		1.99	2.73	2.32	(7.21)	3.26

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	(0.01)	—
Distributions from Net Realized Gain	(0.22)		—	—	(1.83)	(2.08)	(0.17)

Total Distributions	(0.22)		—	—	(1.83)	(2.09)	(0.17)

Net Asset Value per Share, End of Period	$20.27		$18.17	$16.18	$13.45	$12.96	$22.26

Total Return	12.94	% (2)	12.30%	20.30%	22.30%	(35.62)%	17.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$590,930		$432,203	$388,735	$360,290	$537,402	$2,068,728
Ratio of Expenses to Average Net Assets	0.88	% (3)	0.90%	0.92%	0.98%	0.95%	0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11	)% (3)	(0.23)%	(0.19)%	(0.31)%	(0.33)%	0.09%
Portfolio Turnover Rate	7.59	% (2)	28.13%	23.75%	36.82%	50.80%	32.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$17.34		$15.48	$12.92	$12.55	$21.66	$18.71

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.09)	(0.07)	(0.07)	(0.10)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	2.22		1.95	2.63	2.27	(6.93)	3.16

Total from Investment Operations	2.18		1.86	2.56	2.20	(7.03)	3.12

Less Distributions:
Distributions from Net Realized Gain	(0.22)		—	—	(1.83)	(2.08)	(0.17)

Net Asset Value per Share, End of Period	$19.30		$17.34	$15.48	$12.92	$12.55	$21.66

Total Return	12.75	% (2)	12.02%	19.81%	22.02%	(35.77)%	16.83%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$352,908		$182,151	$125,638	$140,963	$177,885	$647,402
Ratio of Expenses to Average Net Assets	1.14	% (3)	1.20%	1.24%	1.25%	1.20%	1.19%
Ratio of Net Investment Loss to Average Net Assets	(0.40	)% (3)	(0.55)%	(0.51)%	(0.58)%	(0.57)%	(0.19)%
Portfolio Turnover Rate	7.59	% (2)	28.13%	23.75%	36.82%	50.80%	32.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$27.84		$26.52	$21.18	$15.23	$26.30	$19.88

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.13)		(0.26)	(0.17)	(0.19)	(0.11)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	1.86		1.58	5.51	6.14	(10.96)	6.57

Total from Investment Operations	1.73		1.32	5.34	5.95	(11.07)	6.42

Net Asset Value per Share, End of Period	$29.57		$27.84	$26.52	$21.18	$15.23	$26.30

Total Return	6.21	% (2)	4.98%	25.21%	39.07%	(42.09)%	32.29%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,031,095		$956,904	$584,581	$183,467	$78,136	$46,914
Ratio of Expenses to Average Net Assets	1.18	% (3)	1.22%	1.19%	1.20%	1.20%	1.29%
Ratio of Net Investment Loss to Average Net Assets	(0.93	)% (3)	(0.88)%	(0.71)%	(1.08)%	(0.53)%	(0.66)%
Portfolio Turnover Rate	40.30	% (2)	93.47%	105.57%	79.13%	110.57%	92.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$26.73		$25.53	$20.44	$14.75	$25.58	$19.40

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.16)		(0.32)	(0.23)	(0.27)	(0.21)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	1.77		1.52	5.32	5.96	(10.62)	6.40

Total from Investment Operations	1.61		1.20	5.09	5.69	(10.83)	6.18

Net Asset Value per Share, End of Period	$28.34		$26.73	$25.53	$20.44	$14.75	$25.58

Total Return	6.06	% (2)	4.70%	24.90%	38.58%	(42.34)%	31.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$216,436		$237,982	$187,375	$115,465	$19,634	$25,864
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.49	% (3)	1.49%	1.51%	1.59%	1.64%	1.69%
After Expense Reimbursement	N/A		N/A	N/A	N/A	1.61%	1.65%
Ratio of Net Investment Loss to Average Net Assets	(1.23	)% (3)	(1.14)%	(0.97)%	(1.47)%	(1.00)%	(1.04)%
Portfolio Turnover Rate	40.30	% (2)	93.47%	105.57%	79.13%	110.57%	92.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		November 1, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.42		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.10)
Net Realized and Unrealized Gain on Investments	0.84		0.52

Total from Investment Operations	0.79		0.42

Net Asset Value per Share, End of Period	$11.21		$10.42

Total Return	7.58	% (2)	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,272		$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.42	% (3)	2.16%
After Expense Reimbursement	1.20	% (3)	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.86	)% (3)	(0.96)%
Portfolio Turnover Rate	39.41	%(2)	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		November 1, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.42		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.10)
Net Realized and Unrealized Gain on Investments	0.84		0.52

Total from Investment Operations	0.79		0.42

Net Asset Value per Share, End of Period	$11.21		$10.42

Total Return	7.58	% (2)	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,020		$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.66	% (3)	2.23%
After Expense Reimbursement	1.20	% (3)	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.86	)% (3)	(0.96)%
Portfolio Turnover Rate	39.41	% (2)	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$17.43		$16.94	$14.12	$12.90	$24.05	$24.27

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.12	0.11	0.11	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.52		0.51	2.81	1.26	(7.94)	1.96

Total from Investment Operations	2.57		0.63	2.92	1.37	(7.84)	2.01

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.14)	(0.10)	(0.15)	(0.06)	(0.08)
Distributions from Net Realized Gain	—		—	—	—	(3.25)	(2.15)

Total Distributions	(0.11)		(0.14)	(0.10)	(0.15)	(3.31)	(2.23)

Net Asset Value per Share, End of Period	$19.89		$17.43	$16.94	$14.12	$12.90	$24.05

Total Return	14.83	% (2)	3.67%	20.78%	10.84%	(37.12)%	8.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$103,774		$99,211	$152,391	$196,488	$198,208	$528,435
Ratio of Expenses to Average Net Assets	1.09	% (3)	0.99%	1.00%	1.04%	0.95%	0.96%
Ratio of Net Investment Income to Average Net Assets	0.59	% (3)	0.66%	0.68%	0.89%	0.56%	0.19%
Portfolio Turnover Rate	20.22	% (2)	89.67%	61.51%	44.91%	50.79%	38.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$17.06		$16.61	$13.85	$12.61	$23.60	$23.85

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		0.05	0.05	0.07	0.04	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.47		0.50	2.77	1.24	(7.78)	1.93

Total from Investment Operations	2.51		0.55	2.82	1.31	(7.74)	1.91

Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.10)	(0.06)	(0.07)	—	(0.01)
Distributions from Net Realized Gain	—		—	—	—	(3.25)	(2.15)

Total Distributions	(0.01)		(0.10)	(0.06)	(0.07)	(3.25)	(2.16)

Net Asset Value per Share, End of Period	$19.56		$17.06	$16.61	$13.85	$12.61	$23.60

Total Return	14.70	% (2)	3.26%	20.42%	10.50%	(37.35)%	8.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,306		$33,247	$54,041	$39,760	$51,162	$170,918
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.56	% (3)	1.48%	1.41%	1.54%	1.27%	1.25%
After Expense Reimbursement	1.29	% (3)	1.35%	1.34%	1.36%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.39	% (3)	0.27%	0.31%	0.62%	0.22%	(0.08)%
Portfolio Turnover Rate	20.22	% (2)	89.67%	61.51%	44.91%	50.79%	38.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,				November 16, 2006 (Commencement of Operations) through October 31, 2007
			2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.51		$10.79	$9.87	$8.60	$10.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.21	0.23	0.25	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.41		0.17	0.94	1.14	(1.71)	0.50

Total from Investment Operations	0.57		0.38	1.17	1.39	(1.53)	0.71

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.19)	(0.25)	(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.24)		(0.47)	—	—	(0.16)	—

Total Distributions	(0.44)		(0.66)	(0.25)	(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.64		$10.51	$10.79	$9.87	$8.60	$10.61

Total Return	5.67	% (3)	3.63%	12.08%	16.38%	(14.95)%	7.13	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,660		$11,356	$4,746	$4,195	$968	$352
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	0.74	% (5)	1.08%	1.74%	3.28%	6.47%	15.11	% (5)
After Expense Reimbursement	N/A		0.85%	0.89%	0.90%	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	3.03	% (5)	1.97%	2.27%	2.81%	1.88%	2.10	% (5)
Portfolio Turnover Rate	35.78	% (3)	93.92%	42.93%	64.78%	87.68%	59.06	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,				November 16, 2006 (Commencement of Operations) through October 31, 2007
			2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.51		$10.79	$9.86	$8.60	$10.60	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.21	0.22	0.25	0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.42		0.17	0.96	1.13	(1.80)	0.49

Total from Investment Operations	0.57		0.38	1.18	1.38	(1.52)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.19)	(0.25)	(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.24)		(0.47)	—	—	(0.16)	—

Total Distributions	(0.44)		(0.66)	(0.25)	(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.64		$10.51	$10.79	$9.86	$8.60	$10.60

Total Return	5.61	% (3)	3.63%	12.19%	16.26%	(14.89)%	7.03	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$845		$1,149	$209	$106	$91	$107
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	3.46	% (5)	3.76%	15.40%	31.04%	15.22%	24.57	% (5)
After Expense Reimbursement	0.86	% (5)	0.85%	0.89%	0.90%	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	2.88	% (5)	1.95%	2.19%	2.84%	2.91%	2.10	% (5)
Portfolio Turnover Rate	35.78	% (3)	93.92%	42.93%	64.78%	87.68%	59.06	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,				November 16, 2006 (Commencement of Operations) through October 31, 2007
			2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.30		$8.43	$7.76	$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.00	(2)	0.02	0.05	0.14	0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(0.10)	0.72	0.89	(4.06)	1.03

Total from Investment Operations	0.16		(0.08)	0.77	1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.05)	(0.10)	(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	(0.04)		—	—	—	(0.01)	—

Total Distributions	(0.20)		(0.05)	(0.10)	(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$8.26		$8.30	$8.43	$7.76	$6.88	$10.96

Total Return	2.04	% (4)	(0.95)%	9.92%	15.36%	(36.67)%	10.23	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,676		$1,562	$2,356	$940	$204	$1,337
Ratio of Expenses to Average Net Assets: (5)
Before Expense Reimbursement	5.11	% (6)	3.57%	4.39%	15.42%	5.60%	6.57	% (6)
After Expense Reimbursement	1.26	% (6)	1.38%	1.40%	1.32%	1.39%	1.35	% (6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12	% (6)	0.26%	0.65%	1.93%	0.86%	(0.19	)% (6)
Portfolio Turnover Rate	42.86	% (4)	59.27%	98.43%	111.75%	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(5)	Does not include expenses of the underlying affiliated investment companies.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,				November 16, 2006 (Commencement of Operations) through October 31, 2007
			2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.30		$8.43	$7.76	$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.00	(2)	0.02	0.06	0.19	(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.10)	0.71	0.84	(3.92)	1.00

Total from Investment Operations	0.15		(0.08)	0.77	1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.05)	(0.10)	(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	(0.04)		—	—	—	(0.01)	—

Total Distributions	(0.20)		(0.05)	(0.10)	(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$8.25		$8.30	$8.43	$7.76	$6.88	$10.96

Total Return	1.82	% (4)	(0.95)%	9.92%	15.36%	(36.61)%	10.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4		$99	$99	$81	$70	$110
Ratio of Expenses to Average Net Assets: (5)
Before Expense Reimbursement	83.46	% (6)	24.66%	25.56%	57.53%	15.25%	19.55	% (6)
After Expense Reimbursement	1.29	% (6)	1.38%	1.40%	1.32%	1.39%	1.30	% (6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.00	% (6)(7)	0.20%	0.71%	2.82%	(0.58)%	0.05	% (6)
Portfolio Turnover Rate	42.86	% (4)	59.27%	98.43%	111.75%	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(5)	Does not include expenses of the underlying affiliated investment companies.
(6)	Annualized.
(7)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,				November 16, 2006 (Commencement of Operations) through October 31, 2007
			2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$9.21		$9.08	$8.14	$7.16	$11.13	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.15	0.18	0.18	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.34		0.12	0.85	0.98	(3.39)	1.14

Total from Investment Operations	0.41		0.27	1.03	1.16	(3.30)	1.21

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.14)	(0.09)	(0.18)	(0.24)	(0.08)
Distributions from Net Realized Gain	(0.34)		—	—	—	(0.43)	—

Total Distributions	(0.52)		(0.14)	(0.09)	(0.18)	(0.67)	(0.08)

Net Asset Value per Share, End of Period	$9.10		$9.21	$9.08	$8.14	$7.16	$11.13

Total Return	4.66	% (3)	3.00%	12.74%	16.64%	(31.44)%	12.32	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,762		$12,054	$18,615	$1,620	$539	$910
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	0.74	% (5)	0.55%	0.66%	9.37%	5.86%	4.53	% (5)
After Expense Reimbursement	N/A		N/A	N/A	0.92%	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	1.45	% (5)	1.62%	2.06%	2.39%	0.99%	0.71	% (5)
Portfolio Turnover Rate	22.74	% (3)	95.30%	52.34%	59.73%	44.06%	185.73	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,				November 16, 2006 (Commencement of Operations) through October 31, 2007
			2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$9.15		$9.03	$8.11	$7.14	$11.14	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.11	0.16	0.21	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.36		0.12	0.85	0.94	(3.39)	1.12

Total from Investment Operations	0.40		0.23	1.01	1.15	(3.30)	1.22

Less Distributions:
Distributions from Net Investment Income	—		(0.11)	(0.09)	(0.18)	(0.27)	(0.08)
Distributions from Net Realized Gain	(0.34)		—	—	—	(0.43)	—

Total Distributions	(0.34)		(0.11)	(0.09)	(0.18)	(0.70)	(0.08)

Net Asset Value per Share, End of Period	$9.21		$9.15	$9.03	$8.11	$7.14	$11.14

Total Return	4.54	% (3)	2.54%	12.54%	16.54%	(31.43)%	12.32	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3		$115	$114	$90	$77	$112
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	71.36	% (5)	19.83%	20.20%	42.17%	13.77%	17.93	% (5)
After Expense Reimbursement	0.95	% (5)	0.96%	0.96%	0.92%	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	0.78	% (5)	1.16%	1.89%	2.90%	0.98%	0.98	% (5)
Portfolio Turnover Rate	22.74	% (3)	95.30%	52.34%	59.73%	44.06%	185.73	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012 (182 days).

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2011 to April 30, 2012)
TCW Concentrated Value Fund
I Class Shares
Actual	$1,000.00	$1,129.40	1.12%	$5.93
Hypothetical (5% return before expenses)	1,000.00	1,019.28	1.12%	5.62

N Class Shares
Actual	$1,000.00	$1,127.90	1.20%	$6.35
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,138.70	0.89%	$4.73
Hypothetical (5% return before expenses)	1,000.00	1,020.45	0.89%	4.47

N Class Shares
Actual	$1,000.00	$1,137.80	1.16%	$6.17
Hypothetical (5% return before expenses)	1,000.00	1,019.08	1.16%	5.82

TCW Emerging Markets Equities Fund
I Class Shares
Actual	$1,000.00	$1,013.50	1.62%	$8.11
Hypothetical (5% return before expenses)	1,000.00	1,016.78	1.62%	8.12

N Class Shares
Actual	$1,000.00	$1,013.50	1.62%	$8.11
Hypothetical (5% return before expenses)	1,000.00	1,016.82	1.62%	8.12

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)	April 30, 2012

TCW Funds, Inc.	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2011 to April 30, 2012)
TCW Growth Fund
I Class Shares
Actual	$1,000.00	$1,111.00	0.99%	$5.20
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%	4.97

N Class Shares
Actual	$1,000.00	$1,110.90	0.99%	$5.20
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%	4.97

TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,100.10	1.20%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

N Class Shares
Actual	$1,000.00	$1,099.70	1.20%	$6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,058.10	1.39%	$7.11
Hypothetical (5% return before expenses)	1,000.00	1,017.98	1.39%	6.97

N Class Shares
Actual	$1,000.00	$1,057.70	1.44%	$7.37
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.44%	7.22

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,129.40	0.91%	$4.82
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.91%	4.57

N Class Shares
Actual	$1,000.00	$1,127.90	1.23%	$6.51
Hypothetical (5% return before expenses)	1,000.00	1,018.76	1.23%	6.17

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,129.40	0.88%	$4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.51	0.88%	4.42

N Class Shares
Actual	$1,000.00	$1,127.50	1.14%	$6.03
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14%	5.72

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,062.10	1.18%	$6.05
Hypothetical (5% return before expenses)	1,000.00	1,019.00	1.18%	5.92

N Class Shares
Actual	$1,000.00	$1,060.60	1.49%	$7.63
Hypothetical (5% return before expenses)	1,000.00	1,017.46	1.49%	7.47

TCW Funds, Inc.

April 30, 2012

TCW Funds, Inc.	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2011 to April 30, 2012)
TCW SMID Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,075.80	1.20%		$6.19
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%		6.02

N Class Shares
Actual	$1,000.00	$1,075.80	1.20%		$6.19
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%		6.02

TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,148.30	1.09%		$5.82
Hypothetical (5% return before expenses)	1,000.00	1,019.45	1.09%		5.47

N Class Shares
Actual	$1,000.00	$1,147.00	1.29%		$6.89
Hypothetical (5% return before expenses)	1,000.00	1,018.45	1.29%		6.47

TCW Global Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,056.70	0.74	% (1)	$3.78	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.74	% (1)	3.72	(1)

N Class Shares
Actual	$1,000.00	$1,056.10	0.86%		$4.40	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.59	0.86%		4.32	(1)

TCW Global Flexible Allocation Fund
I Class Shares
Actual	$1,000.00	$1,020.40	1.26	% (1)	$6.33	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.62	1.26	% (1)	6.32	(1)

N Class Shares
Actual	$1,000.00	$1,018.20	1.29	% (1)	$6.47	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.42	1.29	% (1)	6.47	(1)

TCW Global Moderate Allocation Fund
I Class Shares
Actual	$1,000.00	$1,046.60	0.74	% (1)	$3.77	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.18	0.74	% (1)	3.72	(1)

N Class Shares
Actual	$1,000.00	$1,045.40	0.95	% (1)	$4.83	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.15	0.95	% (1)	4.77	(1)

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds Insight that works for you.™

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcw.com

Investment Advisor
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor
TCW Funds Distributors
865 South Figueroa Street
Los Angeles, California 90017

Directors
Patrick C. Haden
Director and Chairman of the Board

Charles W. Baldiswieler
Director

Samuel P. Bell
Director

John A. Gavin
Director

Janet E. Kerr
Director

Thomas E. Larkin, Jr.
Director

Peter McMillan
Director

Charles A. Parker
Director

Victoria B. Rogers
Director

Marc I. Stern
Director

Andrew Tarica
Director

Officers
Charles W. Baldiswieler
President and Chief Executive Officer

Peter A. Brown
Senior Vice President

David S. DeVito
Treasurer and Chief Financial Officer

George P. Hawley
Secretary and Associate General Counsel

George N. Winn
Assistant Treasurer

FUNDsarEQ412

TCW Funds Insight that works for you. TM

TCW Funds, Inc.

865 South Figueroa Street Investment Advisor Directors

Los Angeles, California 90017 TCW Investment Management Company Patrick C. Haden

800 FUND TCW 865 South Figueroa Street Director and Chairman of the Board Los Angeles, California 90017 Charles W. Baldiswieler (800 386 3829) 800 FUND TCW

Director www.tcw.com Transfer Agent

Samuel P. Bell U.S. Bancorp Fund Services, LLC

Director 615 E. Michigan Street Milwaukee, Wisconsin 53202 John A. Gavin Director

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP Janet E. Kerr 350 South Grand Avenue Director

Los Angeles, California 90071 Thomas E. Larkin, Jr.

Custodian & Administrator Director State Street Bank & Trust Company Peter McMillan 200 Clarendon Street Director Boston, Massachusetts 02116 Charles A. Parker

Distributor Director TCW Funds Distributors

Victoria B. Rogers 865 South Figueroa Street Director Los Angeles, California 90017 Marc I. Stern Director Andrew Tarica Director

Officers

Charles W. Baldiswieler

President and Chief Executive Officer Peter A. Brown Senior Vice President Michael E. Cahill Senior Vice President, General Counsel and Assistant Secretary David S. DeVito Treasurer and Chief Financial Officer Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer George P. Hawley Secretary and Associate General Counsel George N. Winn Assistant Treasurer

FUNDsarEQ412

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)    The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Not applicable.

(a)(2)

Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

	(a)(3)	Not applicable.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 25, 2012

By (Signature and Title)

/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 25, 2012